As filed with the Securities and Exchange Commission on September 23, 2019

File No. 333-233335

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	[X]

Post-Effective Amendment No. ____	[ ]
(Check appropriate box or boxes)

FRANKLIN MUTUAL SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

101 John F. Kennedy Parkway, Short Hills , NJ 07078
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

 (201) 912-2100
(Registrant’s Area Code and Telephone Number)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service) (Number and Street) (City)(State)(Zip Code)

Copies to:

Bruce G. Leto, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A, Class C, Class R, Class R6 and Class Z shares of beneficial interest, no par value, of Franklin Mutual Global Discovery Fund.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the 1933 Act, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

FRANKLIN MUTUAL INTERNATIONAL FUND

IMPORTANT SHAREHOLDER INFORMATION
These materials are for a Special Meeting of Shareholders of the Franklin Mutual International Fund (the “International Fund”) scheduled for November 22, 2019, at 1:00 p.m., Pacific time.  These materials discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement, and a proxy card.  A proxy card is, in essence, a ballot.  When you complete a proxy card, it tells us how you wish the individuals named on your proxy card to vote on important issues relating to the International Fund.  If you complete, sign and return a proxy card, we’ll vote your proxy exactly as you tell us.  If you simply sign and return a proxy card without indicating how your shares are to be voted, we’ll vote your proxy FOR the proposal, which is in accordance with the Board of Trustees’ recommendation on page 9 of the Prospectus/Proxy Statement.
We urge you to review carefully the proposal in the Prospectus/Proxy Statement.  Then, fill out the proxy card and return it to us so that we know how you would like to vote.  When shareholders return their proxy cards promptly, additional costs of having to conduct additional solicitations or mailings may be avoided.
PLEASE COMPLETE, SIGN AND RETURN the proxy card you receive.
We welcome your comments.  If you have any questions, call Fund Information at:
(800) DIAL BEN® or (800) 342-5236.
 TELEPHONE AND INTERNET VOTING
For your convenience, you may be able to vote by telephone or, if eligible, through the Internet, 24 hours a day.  If your account is eligible to vote through the Internet, separate instructions are enclosed.

FRANKLIN MUTUAL INTERNATIONAL FUND
101 John F. Kennedy Parkway
Short Hills, NJ 07078

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To be held on November 22, 2019
To the Shareholders of the Franklin Mutual International Fund:
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of the Franklin Mutual International Fund (the “International Fund”), a series of Franklin Mutual Series Funds (the “Trust”), will be held at the offices of Franklin Templeton, One Franklin Parkway, San Mateo, California 94403-1906, on November 22, 2019, at 1:00 p.m., Pacific time.  The Meeting is being called for the following purposes:
1. To approve a Plan of Reorganization (the “Plan”) between the International Fund and the Franklin Mutual Global Discovery Fund (the “Global Discovery Fund”), another series of the Trust, that provides for: (i) the acquisition of substantially all of the assets of the International Fund by the Global Discovery Fund in exchange solely for shares of the Global Discovery Fund, (ii) the distribution of such shares to the shareholders of the International Fund, and (iii) the complete liquidation and dissolution of the International Fund.

2. To transact such other business as may properly come before the Meeting.

A copy of the form of the Plan, which more completely sets forth the terms of the proposed reorganization of the International Fund with and into the Global Discovery Fund, is attached as Exhibit A to the Prospectus/Proxy Statement.
Shareholders of record as of the close of business on September 13, 2019 are entitled to notice of, and to vote at, the Meeting and any adjournment of the Meeting.
By Order of the Board of Trustees of the Trust,
Steven J. Gray
Secretary

September 24, 2019

You are invited to attend the Meeting, but if you cannot do so, the Board of Trustees of the Trust, on behalf of the International Fund, urges you to complete, date, sign, and return the enclosed proxy card in the enclosed postage-paid return envelope.  It is important that you return your signed proxy card promptly so that a quorum may be ensured at the Meeting.  You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy card, by giving written notice of revocation to the International Fund at any time before the proxy is exercised, or by voting in person at the Meeting.  You may also be able to vote by touch-tone telephone by calling the telephone number printed on your proxy card and following the recorded instructions.  In addition, if your account is eligible, you may also be able to vote through the Internet by visiting the website printed on your proxy card and following the online instructions.

Prospectus/Proxy Statement

When reading this Prospectus/Proxy Statement, you will notice that certain terms are capitalized.  The more significant of those capitalized terms are explained in our glossary section at the back of the Prospectus/Proxy Statement.
TABLE OF CONTENTS

Cover Page	Cover
SUMMARY	3
What am I being asked to vote upon?	3
What will happen if shareholders approve the Plan?	3
How will the Transaction affect me?	4
What are the federal income tax consequences of the Transaction?	8
How do the distribution and purchase procedures of the Funds compare?	8
How do the redemption procedures and exchange privileges of the Funds compare?	9
What is the anticipated timing of the Transaction?	9
What happens if the Transaction is not approved?	9
How will shareholder voting be handled?	9
What is the Board’s recommendation regarding the proposal?	10
COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS	10
Are there any significant differences between the investment goals, strategies and policies of the Funds?	10
How do the principal investment risks of the Funds compare?	12
What are the distribution and purchase procedures of the Funds?	13
What are the redemption procedures and exchange privileges of the Funds?	13
Who manages the Funds?	13
What are the Funds’ investment management fees?	14
What are the fees and expenses of each Fund and what might they be after the Transaction?	15
How do the performance records of the Funds compare?	20
Where can I find more financial and performance information about the Funds?	21
What are other key features of the Funds?	22
REASONS FOR THE TRANSACTION	23
i

INFORMATION ABOUT THE TRANSACTION	25
How will the Transaction be carried out?	25
Who will pay the expenses of the Transaction?	26
What should I know about the Global Discovery Fund Shares?	26
What are the capitalizations of the Funds and what might the Global Discovery Fund’s capitalization be after the Transaction?	27
COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS	27
How do the investment goals and strategies of the Funds compare?	28
How do the fundamental investment policies of the Funds differ?	29
What are the principal investment risks associated with investments in the Funds?	29
FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION	32
INFORMATION ABOUT THE FUNDS	35
FURTHER INFORMATION ABOUT THE FUNDS	36
VOTING INFORMATION	38
How many votes are necessary to approve the Plan?	38
How do I ensure my vote is accurately recorded?	38
May I revoke my proxy?	38
What other matters will be voted upon at the Meeting?	39
Who is entitled to vote?	39
How will proxies be solicited?	39
Are there dissenters’ rights?	40
PRINCIPAL HOLDERS OF SHARES	40
SHAREHOLDER PROPOSALS	41
ADJOURNMENT	41
GLOSSARY	42
EXHIBITS TO THE PROSPECTUS/PROXY STATEMENT	43
A.	Form of Plan of Reorganization
B.	Financial Highlights of the International Fund and Global Discovery Fund
C.	Principal Holders of Securities

ii

PROSPECTUS/PROXY STATEMENT
Dated September 24, 2019

Acquisition of Substantially All of the Assets of
FRANKLIN MUTUAL INTERNATIONAL FUND

By and in Exchange for Shares of

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
(each a series of Franklin Mutual Series Funds) (the “Trust”)

This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of the Franklin Mutual International Fund (the “International Fund”).  At the Meeting, shareholders of the International Fund will be asked to approve a Plan of Reorganization (the “Plan”).  If the International Fund shareholders vote to approve the Plan, substantially all of the assets of the International Fund will be acquired by the Franklin Mutual Global Discovery Fund (the “Global Discovery Fund”) in exchange for Class A, Class C, Class R, Class R6 and Class Z shares of the Global Discovery Fund.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

The Meeting will be held at the offices of Franklin Templeton, One Franklin Parkway, San Mateo, California 94403-1906, on November 22, 2019, at 1:00 p.m., Pacific time.  You can reach the offices of the Trust by calling (800) 342-5236.  The Board of Trustees of the Trust (the “Board”) on behalf of the International Fund, is soliciting these proxies.  This Prospectus/Proxy Statement will first be sent to shareholders on or about October 4, 2019.
If the International Fund shareholders vote to approve the Plan, you will receive Class A, Class C, Class R, Class R6 and/or Class Z shares of the Global Discovery Fund of equivalent aggregate net asset value (“NAV”) to your investment in the corresponding class of shares of the International Fund.  The International Fund will then be liquidated and dissolved.
The International Fund and the Global Discovery Fund (each, a “Fund” and, together, the “Funds”) have similar investment goals, principal investment strategies and principal investment risks, although there are some differences which are discussed in more detail below.  The Global Discovery Fund seeks capital appreciation and the International Fund seeks capital appreciation which may occasionally be short term.  The International Fund’s secondary goal is income.
This Prospectus/Proxy Statement includes information about the Plan and the Global Discovery Fund that you should know before voting on the Plan, which, if approved, could result in your investment in the Global Discovery Fund.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about the International Fund, the Global Discovery Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:

•
The Prospectus of the Trust, dated May 1, 2019, that includes the International Fund - Class A, Class C, Class R, Class R6 and Class Z shares, and the Global Discovery Fund - Class A, Class C, Class R, Class R6 and Class Z shares, as supplemented to date (the “Fund Prospectus”), which is enclosed herewith, incorporated herein by reference and considered a part of this Prospectus/Proxy Statement.

•
A Statement of Additional Information (“SAI”) dated September 24, 2019, relating to this Prospectus/Proxy Statement, which has been filed with the SEC, is incorporated herein by reference and considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or the Fund Prospectus without charge by calling (800) DIAL-BEN or by writing to Franklin Templeton at One Franklin Parkway, San Mateo, CA 94403-1906.

SUMMARY
This is only a summary of certain information contained in this Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of the Plan (attached as Exhibit A) and the Fund Prospectus (enclosed).
What am I being asked to vote upon?
Shareholders of the International Fund are being asked to approve the Plan, which provides for: (1) the acquisition of substantially all of the assets of the International Fund by the Global Discovery Fund in exchange solely for shares of the Global Discovery Fund, (2) the distribution of such shares to the shareholders of the International Fund, and (3) the complete liquidation and dissolution of the International Fund.
What will happen if shareholders approve the Plan?
If the International Fund’s shareholders vote to approve the Plan, then shareholders of the International Fund will become shareholders of the Global Discovery Fund on or about February 21, 2020, and will no longer be shareholders of the International Fund.  Shareholders of the International Fund will receive Class A, Class C, Class R, Class R6 and Class Z shares of the Global Discovery Fund (“Global Discovery Fund Shares”) with an aggregate NAV equivalent to their investment in the corresponding class of shares of the International Fund as noted in the chart below.
International Fund	Global Discovery Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class R6	Class R6
Class Z	Class Z

In particular, the Plan provides that: (1) substantially all of the assets of the International Fund will be acquired by the Global Discovery Fund in exchange for Global Discovery Fund Shares; and (2) the Global Discovery Fund Shares received by the International Fund in the exchange will then be distributed to shareholders of the corresponding class of shares of the International Fund.  Because the Funds have different NAVs per share, the number of Global Discovery Fund Shares that you receive will likely be different than the number of shares of the International Fund that you own, but the total value of your investment will be the same immediately before and after the exchange.  After the Global Discovery Fund Shares are distributed to the International Fund’s shareholders, the International Fund will be completely liquidated and dissolved.  (The proposed transaction is referred to in this Prospectus/Proxy Statement as the “Transaction.”)
For more information concerning the similarities regarding share purchase, redemption and exchange procedures of the International Fund and the Global Discovery Fund, please see “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the distribution and purchase procedures of the Funds?” and “– What are the redemption procedures and exchange privileges of the Funds?”

How will the Transaction affect me?
If the Transaction is completed, you will cease to be a shareholder of the International Fund and you will become a shareholder of the Global Discovery Fund.  Summarized below are some of the considerations for deciding whether to vote “FOR” the Plan:
Investment Goals, Strategies, Policies and Risks.  Both Funds have similar investment goals, principal investment strategies and principal investment risks.  The Global Discovery Fund seeks capital appreciation and the International Fund seeks capital appreciation which may occasionally be short term.  Short term with regard to capital appreciation means appreciation generated over a period of less than 12 months.  The Funds' investment manager believes that even though the Funds' investment goals are worded differently, the Funds' risk/return profile are similar. The International Fund’s secondary goal is income.  Under normal market conditions, each Fund invests its assets in equity securities of foreign companies that Franklin Mutual Advisers, LLC (“FMA” or the “Investment Manager”) believes are undervalued.  The International Fund invests at least 80% of its net assets in securities of non-U.S. issuers, and primarily in equity securities of Asian and European companies that the Investment Manager believes are undervalued.  The International Fund normally invests in securities from at least five different countries although from time to time, it may invest all of its assets in a single country.  The International Fund may also invest up to 20% of its assets in securities of U.S. issuers.  The Global Discovery Fund invests primarily in equity securities of U.S. and foreign companies that the Investment Manager believes are undervalued, but The Global Discovery Fund may also invest substantially and up to 100% of its assets in foreign securities, including sovereign debt and participations in foreign government debt.  Over the past 20 years, the Global Discovery Fund has held an average of 47.9% of its investment portfolio in foreign securities.  FMA serves as the investment manager of both Funds.
Both Funds focus on investments that FMA believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Funds invest primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Funds invest are primarily common stock.  Both Funds may invest in emerging market countries but the Global Discovery Fund does not intend to invest more than 25% of its assets in securities of issuers located in emerging market countries.  The Global Discovery Fund, to a lesser extent, also invests in merger arbitrage securities and the debt and equity of distressed companies.  Merger arbitrage securities are securities of companies involved in non-distressed restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Investment Manager believes are cheap relative to an economically equivalent security of the same or another company.  Distressed Companies are securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.
As indicated in the chart below, as of June 30, 2019, both the International Fund and Global Discovery Fund held significant positions in foreign securities.  However, the Global Discovery Fund held 55.6% of its assets in U.S. securities, while the International Fund held 0%.
Country	International Fund	Global Discovery Fund

United Kingdom	22.8%	12.9%
Netherlands	10.3%	3.9%
Japan	12.9%	2.3%
Switzerland	9.4%	6.0%
China	4.6%	1.6%
France	7.5%	1.6%
Germany	6.5%	3.7%
Canada	3.2%	1.7%
India	2.5%	0.0%
Italy	2.4%	1.8%

Country	International Fund	Global Discovery Fund
Ireland	3.2%	0.0%
Philippines	2.6%	0.0%
South Korea	2.7%	2.1%
Other	2.2%	2.7%
United States	0.0%	55.6%
Short Term Investments and Other Net Assets	7.2%	4.2%
	100.0%	100.0%

As a result of the differences described above, if the Transaction is approved, former shareholders of the International Fund will be invested in a Fund that has less exposure to foreign securities.  The section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – Geographic Portfolio Composition” provides details regarding these and other similarities and differences in the portfolio composition of the Funds.
There are similarities and differences in the principal investment risks of the International Fund and Global Discovery Fund.  Because both Funds primarily invest in common stocks, have the ability to invest in foreign equity securities, may invest a significant portion of its assets in companies in a specific region, may invest in securities issued by small capitalization and mid capitalization companies, may invest in derivatives, and focus on undervalued securities, both Funds disclose that they are subject to market, management, foreign securities, value style, smaller and midsize companies, derivatives and regional focus principal investment risks.  The Global Discovery Fund invests in merger arbitrage securities and the debt and equity of distressed companies and, as a result, the Global Discovery Fund but not the International Fund also discloses merger arbitrage securities and distressed companies risk.  While both Funds may invest in issuers located in emerging market countries, the International Fund does not limit its holdings to 25% like the Global Discovery Fund, and as a result, the International Fund discloses developing market countries as a principal investment risk, while the Global Discovery Fund does not.  The Global Discovery Fund, but not the International Fund, may make significant investments in certain sectors, such as the financial services sector, and therefore the Global Discovery Fund discloses focus risk as a principal investment risk.
For a more complete discussion, see the sections below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ Are there any significant differences between the investment goals, strategies, and policies of the Funds?” and “– How do the principal investment risks of the Funds compare?” and “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the fundamental investment policies of the Funds differ?” and “– What are the principal investment risks associated with investments in the Funds?”  For additional information regarding the terms used in this section, see the glossary at the back of the Prospectus/Proxy Statement.
Slightly Higher Fund Operating Expenses.  The Transaction is not expected to have an impact on the expense ratio of the Global Discovery Fund, but because the Global Discovery Fund does not have any fee waivers in place, but only a cap on transfer agency fees for Class R6 shares, former shareholders of the International Fund are expected to experience, as shown in the table below, higher annual fund operating expenses by one basis point for Class A, Class C, Class R and Class Z, and higher by seven basis points for Class R6 after the International Fund’s fee waivers.  The annual fund operating expenses of the Global Discovery Fund are actually lower than the International Fund’s annual fund operating expenses before expenses are reduced by fee waivers.  The following table compares the annualized net expense ratio, after any applicable management fee reductions, for each class of shares of the Global Discovery Fund that will be received by shareholders of the International Fund in connection with the Transaction with those of the corresponding class of shares of the Global Discovery Fund, as of December 31, 2018.
ANNUAL FUND OPERATING EXPENSES1

Share Class	International Fund	Global Discovery Fund
Class A	1.22%	1.23%
Class C	1.97%	1.98%
Class R	1.47%	1.48%
Class R6	0.81%	0.88%
Class Z	0.97%	0.98%

1  Expense ratios reflect annual fund operating expenses for December 31, 2018, the most recent fiscal year end of each Fund.

As of July 31, 2019, the Global Discovery Fund had a significantly larger asset base (approximately $15.6 billion) than the International Fund (approximately $128.7 million). The Transaction is not projected to have a material impact on the expense ratio of the Global Discovery Fund.

For a more detailed comparison of the Funds’ fees and expenses, see the sections below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fees?” and “– What are the fees and expenses of each of the Funds and what might they be after the Transaction?”
In evaluating the Transaction, shareholders may also wish to consider the following:
Better Relative Past Performance.  As shown in the table below, the Global Discovery Fund has outperformed the International Fund for the one-year, three-year, five-year and ten-year periods.  The average total return figures for Class A shares at NAV for the International Fund and for the Global Discovery Fund as of June 30, 2019 are shown below.
Average Annual Total Return (at NAV)	International Fund Class A (without sales charge)	Global Discovery Fund Class A (without sales charge)
1 Year	-8.82%	3.86%
3 Years	3.37%	7.95%
5 Years	0.08%	3.74%
10 Years	5.66%	8.16%

More detailed performance information for periods ended June 30, 2019 (including the performance of other share classes) is included below under the section titled, “COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS - How do the performance records of the Funds compare?” in this Prospectus/Proxy Statement. Performance information for periods ended December 31, 2018, with and without sales charges, is incorporated by reference to the Fund Prospectus under the sections “Fund Summary – Information about the Fund you should know before investing – Performance” for each Fund.  Because all share classes of a particular Fund are invested in the same portfolio of securities, performance for other share classes differs only to the extent that the classes do not have the same expenses.

Management Fee Structure.  Both Funds are subject to an asset-based management fee structure with different fee breakpoints.  The Global Discovery Fund has an investment management fee that is lower than that of the International Fund at all net asset levels over $4 billion and the same at net asset levels up to and including $4 billion.  For more information, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the Funds’ investment management fees?”
Costs of the Transaction.  Each Fund will pay 25% of the expenses of the Transaction, including proxy solicitation costs.  FMA will pay the remaining 50% of such expenses.  The total amount of the expenses for the Transaction is estimated to be approximately $175,174 (or approximately $43,794 to be paid by each Fund) and will be allocated in the foregoing manner whether or not the Transaction is consummated.  However, in light of the current expense waivers, FMA or an affiliate will ultimately pay the International Fund’s portion of the Transaction expenses. The Board and Fund management believe that a partial allocation of Transaction expenses to each Fund is appropriate because the Transaction is expected to be beneficial to each Fund and its shareholders.  The Board believes the transaction is beneficial to the Global Discovery Fund and its shareholders because the Fund could benefit from the growth in assets realized by combining the Funds which would allow costs to be spread over a larger asset base.  For a more detailed discussion of the considerations of the Board, see the section below titled “REASONS FOR THE TRANSACTION.”  It is expected that the Transaction will be consummated if approved by shareholders.
Repositioning of the International Fund’s Portfolio Assets.  A portion of the International Fund’s portfolio assets may be sold in connection with the Transaction as distinct from normal portfolio turnover.  Such repositioning of the International Fund’s portfolio assets may occur before or after the closing of the Transaction.  These sales may result in the realization of capital gains, which to the extent not offset by any available capital loss carryovers, would be distributed to shareholders.  The sale of such portion of the portfolio assets prior to the closing of the Transaction may result in capital gains being distributed to shareholders.  Additionally, if the sale of such portfolio assets occurs after the closing of the Transaction, the ability of the combined Global Discovery Fund to fully use the International Fund’s capital loss carryovers as of the closing, if any, to offset the resulting capital gain may be limited as described below, which may result in shareholders of the International Fund receiving a greater amount of capital gain distributions than they would have had if the Transaction had not occurred.  Transaction costs also may be incurred due to the repositioning of the portfolio.  Fund management believes that these portfolio transaction costs will be immaterial in amount.

For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION.”

What are the federal income tax consequences of the Transaction?
The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes, and the delivery of a legal opinion to that effect is a condition of closing the Transaction, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position.  Being a tax-free reorganization means that, subject to the limited exceptions described below under the heading “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION,” the shareholders of the International Fund will not recognize income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the International Fund for shares in the Global Discovery Fund.  Shareholders should consult their tax advisers about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the federal income tax consequences of the Transaction.  For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION.”
How do the distribution and purchase procedures of the Funds compare?
Shares of the International Fund and the Global Discovery Fund are sold on a continuous basis by Franklin Templeton Distributors, Inc. (“Distributors”).  Distribution and purchase procedures are the same for each Fund.
Effective at the close of market (1:00 p.m. Pacific time or close of the New York Stock Exchange, whichever is earlier) on August 27, 2019, the International Fund closed to all new investors except as noted below.  Existing investors who had an open and funded account on August 27, 2019 could continue to invest in the International Fund through exchanges and additional purchases after such date.  The following categories of investors could continue to open new accounts in the International Fund after the close of market on August 27, 2019: (1) clients of discretionary investment allocation programs where such programs had investments in the International Fund prior to the close of market on August 27, 2019; and (2) Employer Sponsored Retirement Plans or benefit plans and their participants where the International Fund was available to participants prior to the close of market on August 27, 2019.  If the Transaction is approved by International Fund shareholders, the International Fund will not accept any additional purchases or exchanges after the close of market on or about February 19, 2020.
For a more complete discussion, see the section below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the distribution and purchase procedures of the Funds?”
How do the redemption procedures and exchange privileges of the Funds compare?
The Funds have the same redemption procedures and exchange privileges.
For a more complete discussion, see the section below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the redemption procedures and exchange privileges of the Funds?”

What is the anticipated timing of the Transaction?
The Meeting is scheduled to occur on November 22, 2019.  If the necessary approval is obtained, the Transaction is currently expected to be completed on or about February 21, 2020.
What happens if the Transaction is not approved?
If the Transaction is not approved by the International Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the International Fund, and the International Fund will continue to operate.  The Board then will consider such other actions as it deems necessary or appropriate, including possible liquidation, for the International Fund.
How will shareholder voting be handled?
Shareholders who own shares of the International Fund at the close of business on September 13, 2019, will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold.  Approval of the Transaction by the International Fund’s shareholders requires the affirmative vote of the lesser of:  (i) a majority of the outstanding shares of the International Fund; or (ii) 67% or more of the shares of the International Fund present in person or represented by proxy at such meeting, if the holders of more than 50% of the outstanding shares of the International Fund are present or represented by proxy (“1940 Act Majority Vote”).  AST Fund Solutions has been retained by the International Fund to collect and tabulate shareholder votes.
Please vote by proxy as soon as you receive this Prospectus/Proxy Statement.  You may cast your vote by completing, signing, and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or via the Internet by following the on-line instructions if your account is eligible.  If you vote by any of these methods, the persons appointed as proxies will officially cast your votes on your behalf at the Meeting.  You may also attend the Meeting and cast your vote in person at the Meeting.
You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the “VOTING INFORMATION” section of this Prospectus/Proxy Statement.
What is the Board’s recommendation regarding the proposal?
The Board recommends that you vote FOR the Plan.  At a meeting held on July 16, 2019, the Board considered the proposal to reorganize the International Fund with and into the Global Discovery Fund, unanimously approved the Plan, and voted to recommend that shareholders of the International Fund vote to approve the Plan.  For the reasons set forth in the “REASONS FOR THE TRANSACTION” section of this Prospectus/Proxy Statement, the Board, including the Independent Trustees, has determined that participation in the Transaction is in the best interests of the International Fund.  The Board also concluded that no dilution in value would result to the shareholders of the International Fund as a result of the Transaction.
THE BOARD, ON BEHALF OF THE INTERNATIONAL FUND, RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS
Are there any significant differences between the investment goals, strategies and policies of the Funds?
Similar Investment Goals.  The International Fund’s fundamental investment goal is capital appreciation, which may occasionally be short term.  Its secondary goal is income.  The Global Discovery Fund’s fundamental investment goal is capital appreciation.
Similar Principal Investment Strategies.  The International Fund and the Global Discovery Fund have similar principal investment strategies but there are some differences.  Under normal market conditions, the International Fund invests at least 80% of its net assets in securities of non-U.S. issuers, and primarily in equity securities of Asian and European companies that the Investment Manager believes are undervalued. The International Fund may invest in securities of issuers from the Middle East and the remaining regions of the world, including emerging markets.  The International Fund normally invests in securities from at least five different countries, although from time to time, it may invest all of its assets in a single country.  The International Fund may also invest up to 20% of its assets in securities of U.S. issuers.  The International Fund currently invests the equity portion of its portfolio primarily to predominantly in mid and large cap companies with the remaining portion of its equity portfolio in smaller companies.  Under normal market conditions, the Global Discovery Fund invests primarily in equity securities of U.S. and foreign companies that the Investment Manager believes are undervalued, but may also invest substantially and up to 100% of its assets in foreign securities which may include sovereign debt and participations in government debt.  The Global Discovery Fund does not intend to invest more than a portion (no more than 25%) of its assets in issuers located in emerging market countries.  Both Funds currently invest the equity portions of their portfolios predominantly in mid and large cap companies with the remaining portion of their equity portfolios invested in smaller companies.
The equity securities in which the Funds invest are primarily common stock.  The Global Discovery Fund, to a lesser extent, also invests in merger arbitrage securities and the debt and equity of distressed companies.
Both Funds focus on investments that FMA believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  Following this value-oriented strategy, the Funds invest primarily in undervalued securities (securities trading at a discount to intrinsic value).
As a result of these differences if the Transaction is approved, former shareholders of the International Fund will be invested in a Fund that has less exposure to foreign securities.  The table below highlights some of the similarities and differences in the portfolio composition of the Funds with regard to their allocation of investments among the U.S. and foreign countries.

	International Fund As of 6/30/19	Global Discovery Fund As of 6/30/19

Geographic Portfolio Composition
United Kingdom	22.8%	12.9%
Netherlands	10.3%	3.9%
Japan	12.9%	2.3%
Switzerland	9.4%	6.0%
China	4.6%	1.6%
France	7.5%	1.6%
Germany	6.5%	3.7%
Canada	3.2%	1.7%
India	2.5%	0.0%
Italy	2.4%	1.8%
Ireland	3.2%	0.0%
Philippines	2.6%	0.0%
South Korea	2.7%	2.1%
Other	2.2%	2.7%
United States	0.0%	55.6%
Short Term Investments and Other Net Assets	7.2%	4.2%
Total	100.0%	100.0%

For a more detailed comparison of  the investment strategies of the Funds, please see the section titled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS - How do the investment goals and strategies of the Funds compare?" in this Prospectus/Proxy Statement.
Fundamental Investment Policies (i.e., a policy changeable only by shareholders’ vote): The fundamental investment restrictions of the International Fund and Global Discovery Fund regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate or physical commodities, issuing senior securities, diversifying among issuers and concentrating in an industry are identical.
For more information about the investment goals, strategies and policies of the Funds, please see the section titled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS” in this Prospectus/Proxy Statement.
How do the principal investment risks of the Funds compare?
Investments in both Funds involve risks common to most mutual funds.  You could lose money by investing in either Fund.  Both Funds primarily invest in common stocks, have the ability to invest in foreign equity securities, may invest a significant portion of its assets in companies in a specific region, may invest its assets in small capitalization and mid capitalization companies, may invest in derivatives, and focus on undervalued securities, they disclose that they are subject to market, management, foreign securities, value style, smaller and midsize companies, derivatives, liquidity and regional focus principal investment risks.  Thus, for the most part, they are subject to the same risks.  The Global Discovery Fund invests in merger arbitrage securities and the debt and equity of distressed companies and, as a result, the Global Discovery Fund but not the International Fund also discloses merger arbitrage securities and distressed companies risk.  While the Global Discovery Fund discloses the additional risks of focus risk and merger arbitrage securities risk, the Funds’ investment manager believes that the overall risk profiles of the Funds are comparable.  While both Funds may invest in issuers located in emerging market countries, the

International Fund does not limit its holdings to 25% like the Global Discovery Fund, and as a result, the International Fund discloses developing market countries as a principal investment risk, while the Global Discovery Fund does not.  The Global Discovery Fund, but not the International Fund may make significant investments in certain sectors, such as the financial services sector, and therefore the Global Discovery Fund discloses focus risk as a principal investment risk.
Principal Investment Risks Common to Both Funds	Principal Investment Risks Applicable to the International Fund but not the Global Discovery Fund	Principal Investment Risks Applicable to the Global Discovery Fund but not the International Fund
Market Value Style Investing Foreign Securities (non-U.S.) Regional Focus Smaller and Midsize Companies Derivative Instruments Liquidity Management	Developing Market Countries	Focus Merger Arbitrage Securities and Distressed Companies

For more information about the principal risks of the Funds, please see the section “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – What are the principal investment risks associated with investments in the Funds?”
What are the distribution and purchase procedures of the Funds?
Shares of each Fund are sold on a continuous basis by Distributors.  Class A shares of each Fund are generally sold at NAV per share plus a sales charge.  The maximum front-end sales charge imposed on purchases of Class A shares of both Funds is 5.50% with reduced charges for purchases of $50,000 or more and no front-end sales charge for purchases of $1 million or more.  There is a 1% contingent deferred sales charge (“CDSC”) for purchases of $1 million or more if the Class A shares are sold within 18 months of purchase.  Class C shares are generally subject to a 1% CDSC on shares sold within 12 months.  Class R, Class R6 and Class Z shares of each Fund are not subject to a sales charge.
Holders of Class A shares of the International Fund will not be assessed a sales charge on their receipt of the Global Discovery Fund Class A shares in connection with the Transaction.  No CDSC will be charged to the International Fund shareholders in connection with the exchange of their shares pursuant to the terms of the Transaction.  Additional information and specific instructions explaining how to buy shares of each Fund are outlined in the Fund Prospectus, under the heading “Your Account.”
What are the redemption procedures and exchange privileges of the Funds?
Each Fund offers the same redemption features pursuant to which redemption proceeds are remitted by check after prompt receipt of proper documents, including signature guarantees under certain circumstances.  Each Fund’s shares may be redeemed at any time at the NAV next calculated after a shareholder’s request is received in proper form.  Each Fund has the same exchange privileges in that you can exchange shares between most Franklin Templeton Funds within the same class, generally without paying any additional sales charges.  Shares of each Fund may be redeemed at their respective NAV per share subject to any applicable CDSC.  However, for purchases of $1 million or more, redemptions of Class A shares of a Fund that were purchased without an initial sales charge generally are subject to a 1% CDSC if redeemed within 18 months of their purchase.  Class C shares generally are subject to a 1% CDSC if redeemed within 12 months of their purchase.  Class R, Class R6 and Class Z shares of each Fund are not subject to a CDSC.  Additional information and specific instructions explaining how to redeem, and exchange shares of each Fund are outlined in the Fund Prospectus, under the heading “Your Account.”  The Fund Prospectus also lists under the heading, “Questions,” phone numbers for you to call if you have any questions about your account.
Who manages the Funds?
The Board provides general oversight of the business and affairs of each Fund but is not involved in day-to-day management or securities selection.  Each Fund is a diversified series of the Trust, an open-end management investment company (commonly called a mutual fund) registered with the SEC.
Investment Manager.  FMA, 101 John F. Kennedy Parkway, Short Hills, NJ 07078, serves as Investment Manager for both Funds.  FMA is an indirect, wholly owned subsidiary of Franklin Resources, Inc. (“FRI”).  FRI is a publicly owned company engaged in the financial services industry through its subsidiaries with its principal offices located at One Franklin Parkway, San Mateo, California 94403-1906.  FMA and its affiliates managed over $709 billion in assets as of July 31, 2019.  Charles B. Johnson (former Chairman and Director of FRI) and Rupert H. Johnson, Jr. are principal shareholders of FRI.
Fund Management Team.  Each Fund is managed by a portfolio management team.  The portfolio managers have responsibility for the day-to-day management of the Funds and seek to develop ideas and implement investment strategy for each Fund.
Portfolio Managers of the Funds
International Fund	Global Discovery Fund
Andrew Sleeman, CFA	Peter A. Langerman
Timothy Rankin, CFA	Timothy Rankin, CFA
Christian Correa, CFA

The current members of the portfolio management team of the Global Discovery Fund are expected to continue to manage the Global Discovery Fund after the Transaction. The SAI for the Funds, dated May 1, 2019, as supplemented to date (the “Fund SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.  For information on how to obtain a copy of the Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

What are the Funds’ investment management fees?
As shown in the table below, the breakpoints in the International Fund’s investment management agreement are different from those of the Global Discovery Fund.  The Global Discovery Fund has an investment management fee that is lower than that of the International Fund at all net asset levels over $4 billion.  The investment management fee, including breakpoints, under the investment management agreements between the Trust and FMA, on behalf of the Funds, are as follows:
International Fund	Global Discovery Fund
0.875% of the value of average daily net assets.	0.875% of the value of net assets up to and including $4 billion;
0.845% of the value of net assets over $4 billion, up to and including $7 billion;
0.825% of the value of net assets over $7 billion, up to and including $10 billion;
0.805% of the value of net assets over $10 billion, up to and including $13 billion;
0.785% of the value of net assets over $13 billion, up to and including $16 billion;
0.765% of the value of net assets over $16 billion, up to and including $19 billion;
0.745% of the value of net assets over $19 billion, up to and including $22 billion;
0.725% of the value of net assets over $22 billion, up to and including $25 billion;
0.705% of the value of net assets over $25 billion, up to and including $28 billion; and
0.685% of the value of net assets in excess of $28 billion.
For the fiscal year ended December 31, 2018, the International Fund paid FMA investment management fees of $1,710,684 (before waivers) and $1,330,079 (after waivers). For the fiscal year ended December 31, 2018, the Global Discovery Fund paid FMA investment management fees of $160,492,765 (before waivers) and $160,490,870 (after waivers). A discussion regarding the basis for the Board’s approval of the investment management agreement for each Fund is available in each Fund’s most recent Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2019.
Each Fund has an investment management arrangement that includes both investment management and administrative services, and the agreements are substantially similar.  FMA has subcontracted with Franklin Templeton Services, LLC (“FT Services”) to provide administrative services and facilities to the Funds.  For such services, FMA pays FT Services an administrative fee, that is not an additional expense of the Funds, out of its investment management fees from each Fund.

What are the fees and expenses of each Fund and what might they be after the Transaction?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  Expense ratios reflect annual fund operating expenses for the one year period for each of the International Fund and Global Discovery Fund.  The tables also show the pro forma estimated fees and expenses for the Global Discovery Fund, assuming that (i) shareholders of the International Fund approve the Plan; (ii) the Transaction had been completed as of January 1, 2018; and (iii)  the Global Discovery Fund had one year of combined operations.  The purpose of the tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a shareholder of the combined Global Discovery Fund.
You will not pay any initial or deferred sales charge in connection with the Transaction.
TABLE OF SHAREHOLDER FEES (both Funds)
The following table shows shareholder fees paid directly from a new investment, which will remain the same after the Transaction.  You will not pay these charges in connection with the Transaction.
Shareholder Fees (fees paid directly from your investment)	Class A	Class C1	Class R	Class R6	Class Z
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	None[2]	1.00%	None	None	None

1  Effective October 5, 2018, Class C shares of the Funds convert automatically to Class A shares of the Funds on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions are on the basis of the relative NAVs of the two classes, are not subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Share Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” in the Fund Prospectus for more information.)
2 There is a 1% CDSC that applies to investments of $1 million or more (see “Investments of $1 Million or More” under “Choosing a Share Class” in the Fund Prospectus) and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

ANNUAL OPERATING EXPENSE TABLE FOR CLASS A, CLASS C, CLASS R, CLASS R6 AND CLASS Z SHARES OF THE FUNDS AND PROJECTED EXPENSES AFTER THE TRANSACTION

ANNUAL FUND OPERATING EXPENSES[1]	International Fund	Global Discovery Fund	Pro Forma Combined Global Discovery Fund
	Class A	Class A	Class A4

Management fees	0.88%	0.82%	0.82%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.33%	0.15%	0.15%
Acquired fund fees and expenses	None	0.01%	0.01%
Total annual Fund operating expenses	1.46%	1.23%	1.23%
Fee waiver and/or expense reimbursement	-0.24%[2]	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.22%[2]	1.23%	1.23%

ANNUAL FUND OPERATING EXPENSES[1]	International Fund	Global Discovery Fund	Pro Forma Combined Global Discovery Fund
	Class C	Class C	Class C4

Management fees	0.88%	0.82%	0.82%
Distribution and service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.33%	0.15%	0.15%
Acquired fund fees and expenses	None	0.01%	0.01%
Total annual Fund operating expenses	2.21%	1.98%	1.98%
Fee waiver and/or expense reimbursement	-0.24%[2]	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.97%[2]	1.98%	1.98%

ANNUAL FUND OPERATING EXPENSES[1]	International Fund	Global Discovery Fund	Pro Forma Combined Global Discovery Fund
	Class R	Class R	Class R4

Management fees	0.88%	0.82%	0.82%
Distribution and service (12b-1) fees	0.50%	0.50%	0.50%
Other expenses	0.33%	0.15%	0.15%
Acquired fund fees and expenses	None	0.01%	0.01%

ANNUAL FUND OPERATING EXPENSES[1]	International Fund	Global Discovery Fund	Pro Forma Combined Global Discovery Fund
Total annual Fund operating expenses	1.71%	1.48%	1.48%
Fee waiver and/or expense reimbursement	-0.24%[2]	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.47%[2]	1.48%	1.48%

ANNUAL FUND OPERATING EXPENSES[1]	International Fund	Global Discovery Fund	Pro Forma Combined Global Discovery Fund
	Class R6	Class R6	Class R6[4]

Management fees	0.88%	0.82%	0.82%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.22%	0.06%[3]	0.06%[3]
Acquired fund fees and expenses	None	0.01%	0.01%
Total annual Fund operating expenses	1.10%	0.89%[3]	0.89%[3]
Fee waiver and/or expense reimbursement	-0.29%[2]	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.81%[2]	0.88%[3]	0.88%[3]

ANNUAL FUND OPERATING EXPENSES[1]	International Fund	Global Discovery Fund	Pro Forma Combined Global Discovery Fund
	Class Z	Class Z	Class Z4

Management fees	0.88%	0.82%	0.82%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.33%	0.15%	0.15%
Acquired fund fees and expenses	None	0.01%	0.01%
Total annual Fund operating expenses	1.21%	0.98%	0.98%
Fee waiver and/or expense reimbursement	-0.24%[2]	None	None

ANNUAL FUND OPERATING EXPENSES[1]	International Fund	Global Discovery Fund	Pro Forma Combined Global Discovery Fund
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.97%[2]	0.98%	0.98%
[1]	Expense ratios reflect annual fund operating expenses for December 31, 2018, the most recent fiscal year end of each Fund.
[2]
The fee waiver and/or expense reimbursement for the International Fund above has been updated to reflect that the Investment Manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b‑1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.97%, but for Class R6 do not exceed 0.81%, until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

[3]
The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Global Discovery Fund so that transfer agency fees for that class do not exceed 0.02% until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreement may not be changed or terminated during the time period set forth above.

4
Pro forma expenses are based on current and anticipated Global Discovery Fund expenses as if the Transaction had been effective as of January 1, 2018 and experienced a year of combined operations. They do not include estimated costs of the Transaction of approximately $43,794 to be borne by the Global Discovery Fund.

Example
These examples are intended to help you compare the cost of investing in the International Fund Class A, Class C, Class R, Class R6 and Class Z shares with the cost of investing in the Global Discovery Fund Class A, Class C, Class R, Class R6 and Class Z shares, both before and after the Transaction.  The example assumes:
•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain the same, taking into account any contractual waivers for the applicable period; and
•	You sell your shares at the end of the period.

The examples reflect adjustments made to the International Funds’ annual operating expenses, fee waiver and/or expense reimbursements by management for the 1 year numbers only.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
International Fund - Class A	$667	$964	$1,282	$2,181
Global Discovery Fund - Class A	668	919	1,188	1,957
Pro Forma Global Discovery Fund - Class A (assuming the Transaction is completed)	668	919	1,188	1,957
	1 Year	3 Years	5 Years	10 Years
International Fund - Class C	$300	$668	$1,163	$2,525
Global Discovery Fund - Class C	301	621	1,068	2,306
Pro Forma Global Discovery Fund - Class C (assuming the Transaction is completed)	301	621	1,068	2,306

	1 Year	3 Years	5 Years	10 Years
International Fund - Class R	$150	$515	$906	$1,999
Global Discovery Fund - Class R	151	468	808	1,768
Pro Forma Global Discovery Fund - Class R (assuming the Transaction is completed)	151	468	808	1,768

	1 Year	3 Years	5 Years	10 Years
International Fund - Class R6	$83	$321	$578	$1,314
Global Discovery Fund - Class R6	90	283	492	1,095
Pro Forma Global Discovery Fund - Class R6 (assuming the Transaction is completed)	90	283	492	1,095

	1 Year	3 Years	5 Years	10 Years
International Fund – Class Z	$99	$360	$642	$1,445
Global Discovery Fund – Class Z	100	312	542	1,201
Pro Forma Global Discovery Fund – Class Z (assuming the Transaction is completed)	100	312	542	1,201

If you do not sell your shares:	1 Year	3 Years	5 Years	10 Years
International Fund - Class C	$200	$668	$1,163	$2,525
Global Discovery Fund - Class C	201	621	1,068	2,306
Pro Forma Global Discovery Fund - Class C (assuming the Transaction is completed)	201	621	1,068	2,306

How do the performance records of the Funds compare?
The average total return figures for Class A, Class C, Class R, Class R6 and Class Z shares of the Funds, with and without any applicable sales charges and before taxes, as of June 30, 2019, are shown below.
Average Annual Total Return	International Fund Class A (with sales charge)	Global Discovery Fund Class A (with sales charge)
1 Year	-13.81%	-1.85%
3 Years	1.43%	5.94%
5 Years	-1.04%	2.58%
Since Inception[1]	5.52%	10.43%
10 Years	5.07%	7.55%

Average Annual Total Return	International Fund Class A (without sales charge)	Global Discovery Fund Class A (without sales charge)
1 Year	-8.82%	3.86%
3 Years	3.37%	7.95%
5 Years	0.08%	3.74%

Average Annual Total Return	International Fund Class A (without sales charge)	Global Discovery Fund Class A (without sales charge)
Since Inception[1]	6.11%	10.66%
10 Years	5.66%	8.16%

Average Annual Total Return	International Fund Class C (with sales charge)	Global Discovery Fund Class C (with sales charge)
1 Year	-10.34%	2.07%
3 Years	2.62%	7.14%
5 Years	-0.65%	2.97%
Since Inception[1]	5.34%	9.91%
10 Years	4.91%	7.39%

Average Annual Total Return	International Fund Class C (without sales charge)	Global Discovery Fund Class C (without sales charge)
1 Year	-9.44%	3.04%
3 Years	2.62%	7.14%
5 Years	-0.65%	2.97%
Since Inception[1]	5.34%	9.91%
10 Years	4.91%	7.39%

Average Annual Total Return	International Fund Class R	Global Discovery Fund Class R
1 Year	-8.98%	3.60%
3 Years	3.14%	7.70%
5 Years	-0.14%	3.50%
Since Inception[1]	5.87%	10.44%
10 Years	5.43%	7.93%

Average Annual Total Return	International Fund Class R6	Global Discovery Fund Class R6
1 Year	-8.41%	4.24%
3 Years	3.79%	8.36%
5 Years	0.49%	4.15%
Since Inception[1]	6.56%	11.28%
10 Years	—	—

Average Annual Total Return	International Fund Class Z	Global Discovery Fund Class Z
1 Year	-8.55%	4.14%
3 Years	3.62%	8.24%
5 Years	0.35%	4.02%
Since Inception[1]	6.40%	11.03%
10 Years	5.96%	8.47%

[1]
Since inception for the International Fund for Class A, Class C, Class R, and Class Z, May 1, 2009; Class R6, May 1, 2013.  Since inception for Global Discovery Fund for Class A, Class C, and Class Z, December 31, 1992; Class R, January 2, 2002; Class R6, May 1, 2013.

Included in the financial highlights tables of the International Fund and the Global Discovery Fund (Exhibit B) are the total returns for each Fund, for the past five fiscal years ended December 31, 2018, and six month period ended June 30, 2019.  Additional performance information for periods ended December 31, 2018, with and without sales charges, is incorporated by reference to the Fund Prospectus under the section “Fund Summary – Information about the Fund you should know before investing – Performance” for each Fund.
The Funds’ past performance is not necessarily an indication of how the Funds will perform in the future.  You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.
Where can I find more financial and performance information about the Funds?
The Fund Prospectus (enclosed), each Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2018 and Semi-Annual Report for the fiscal period ended June 30, 2019, contain additional financial and performance information about each Fund, including each Fund’s financial performance for the past five fiscal years, under the heading “Financial Highlights.”  See also Exhibit B – Financial Highlights of the International Fund and Global Discovery Fund. Additional performance information as of the calendar year ended December 31, 2018, including after-tax return information, is contained in the Fund Prospectus (enclosed) under the heading “Performance.” These documents are available free of charge upon request (see the section “INFORMATION ABOUT THE FUNDS”).
What are other key features of the Funds?
Service Providers.  The Funds use the same service providers for the following services:
•	Custody Services. The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of each Fund’s securities and other assets.
•
Transfer Agency Services.  Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, CA 95670-7313, an indirect, wholly owned subsidiary of FRI, is each Fund’s shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent.

•
Administrative Services.  FT Services, One Franklin Parkway, San Mateo, CA 94403-1906, an indirect, wholly owned subsidiary of FRI, has an agreement with FMA to provide certain administrative services and facilities for the Funds.  The administrative services include preparing and maintaining books, records and tax and financial reports and monitoring compliance with regulatory requirements.

•
Distribution Services.  Distributors, One Franklin Parkway, San Mateo, CA 94403-1906, acts as the principal underwriter in the continuous public offering of each Fund’s shares under the same terms and conditions.

•
Independent Registered Public Accounting Firm.  Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as each Fund’s independent registered public accounting firm.  The independent registered public accounting firm audits the financial statements included in the Funds’ Annual Report to Shareholders.

Distribution and Service (12b-1) Fees.  The Class A, Class C, and Class R shares of each Fund have a distribution or “Rule 12b-1” plan.  Under the Rule 12b-1 plan, the Funds may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class.  These expenses may include, among others, service fees paid to securities dealers or others who have executed a servicing agreement with a Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements.  The distribution and service (12b-1) fees charged to each class are based only on expenses attributable to that particular class.
Under the Class A Rule 12b-1 Plan for both Funds, each Fund may pay up to 0.35% per year of the average daily net assets of Class A shares.   As set by the Board (until further notice) the Funds currently may pay up to 0.25% under the Class A plan notwithstanding the higher limit provided in such plan. Under the Class C Rule 12b-1 Plan for both Funds, each Fund pays Distributors up to 1% per year of such Fund’s Class C’s average daily net assets.  Under the Class R Rule 12b-1 Plan for both Funds, each Fund pays Distributors up to 0.50% per year of such Fund’s Class R’s average daily net assets.  Class R6 and Class Z shares have no Rule 12b-1 plan.  For more information regarding the Funds’ Rule 12b-1 plans, please see “The Underwriter—Distribution and service (12b-1) fees – Class A, C and R” in the Fund SAI.
Fiscal Years.  The fiscal year end of both Funds is December 31st.

Dividends and Distributions.  Both Funds intend to pay income dividends at least twice annually from net investment income.  The Funds may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.  Capital gains, if any, may be paid at least annually.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.  Your income dividends and capital gain distributions will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash.
Tax. The tax implications of an investment in each Fund are generally the same.  For more information about the tax implications of investments in the Funds, see the Fund Prospectus under the heading “Distributions and Taxes.”

REASONS FOR THE TRANSACTION
At a meeting of the Board on July 16, 2019 (the “July Meeting”), FMA and Distributors (together “Management”) recommended to the Board that it approve the reorganization of the International Fund with and into the Global Discovery Fund.  Management recommended the Transaction because of the similar investment goals, principal investment strategies and risks of the Funds and the fact that the Transaction may benefit shareholders of the International Fund by enabling them to be investors in a fund with a larger asset size, and will result in a reorganized fund with lower annual fund operating expenses (before waivers), better long-term total return investment performance and more favorable sales prospects.  Management noted the Transaction would result in the International Fund reorganizing into a Fund with slightly higher annual operating expenses (after waivers) (1 basis point for Class A, Class C, Class R and Class Z and 7 basis points for Class R6), but there were no assurances that the International Fund’s expense waivers currently in place would continue indefinitely.
At the July Meeting, the Board considered and approved the proposed Transaction.  The Independent Trustees were advised on this matter by independent counsel.
The Board requested and received from FMA written materials containing relevant information about the Global Discovery Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data of the International Fund and the Global Discovery Fund.
The Board reviewed detailed information about: (1) the comparability of the investment goals, strategies, policies, restrictions and investments of the Funds; (2) the portfolio management and other service providers of the Funds; (3) the comparative short-term and long-term investment performance of the Funds; (4) the current expense ratios of each Fund and the anticipated post-Transaction expense ratio of the Global Discovery Fund; (5) the relative asset size of each Fund, including the benefits to the International Fund of joining with a larger fund; (6) how the costs of the Transaction will be shared, including FMA’s agreement to pay a portion of the expenses related to the Transaction; (7) the federal income tax consequences of the Transaction to each Fund’s shareholders; and (8) the general characteristics of the Funds.
The Board considered the potential benefits, risks and costs of the Transaction to shareholders of the International Fund.  In approving the Transaction, the Board considered the following factors, among other things:
Performance.  The Global Discovery Fund outperformed the International Fund over the one-year (13.27%), three-year (4.34%) and five-year (3.33%) periods ended April 30, 2019 (based on Class A Shares without sales load).
Expenses.  The Global Discovery Fund’s annual operating expense ratios for each share class are lower than the International Fund’s annual operating expense ratios for its share classes, before taking into account fee waivers.  After taking into account fee waivers, the Global Discovery Fund’s expenses are one basis point higher in the case of Class A, Class C, Class R and Class Z, and seven basis points higher for Class R6.
Larger Acquiring Fund.  As of April 30, 2019, the Global Discovery Fund had a significantly larger asset base (approximately $16.4 billion) than the International Fund (approximately $144.1 million).

Similar Investment Objectives and Strategies.  Both Funds have a similar investment goal, are managed by the same investment manager and have a common portfolio manager, and both focus on undervalued foreign securities in considering investments for their portfolios.
Continuation in Service Providers.  If the Transaction is completed there will be continuity in service providers with some exceptions.  The Investment Manager, distributor, administrator, transfer agent, custodian, auditors and legal counsel will remain unchanged.  Other than Timothy Rankin, the portfolio managers of the International Fund are not expected to become portfolio managers of the Global Discovery Fund.
Portfolio Overlap.  Management expects that the Global Discovery Fund will hold at least 56.4% of the portfolio holdings of the International Fund and that approximately 43.6% of the International Fund’s portfolio holdings will be sold in connection with the Transaction.  As indicated in the chart in the section above titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – Geographic Portfolio Composition,” as of June 30, 2019, both the International Fund and Global Discovery Fund held significant positions in foreign securities.  However, the Global Discovery Fund held 55.6% of its assets in U.S. securities, while the International Fund held 0%.
Tax-Free Reorganization.  The Transaction is anticipated to be treated as a tax-free reorganization for federal income tax purposes.
Costs of the Transaction.  The Board considered that the Plan provided that each Fund will pay 25% of the expenses of the Transaction with FMA paying the remaining 50% of such expenses.    In considering the Transaction expenses to be borne by each Fund, the Board also considered that the Transaction will offer shareholders of both Funds the opportunity to benefit from the growth in assets realized by combining the Funds because it would allow costs to be spread over a larger asset base.  However, the Board further considered that, in light of the current expense waivers that are in place for the International Fund, FMA or on affiliate will ultimately pay the International Fund’s portion of the Reorganization expenses.  In addition, shareholders of the Global Discovery Fund could benefit from the Transaction to the extent that the Global Discovery Fund receives certain securities it would otherwise acquire for its portfolio from the International Fund without incurring transaction costs.

Based upon its evaluation of the relevant information presented to it, and in light of its fiduciary duties under federal and state law, the Board, on behalf of the International Fund and the Global Discovery Fund, including all of the Independent Trustees, concluded that participating in the Transaction is in the best interests of the International Fund and the Global Discovery Fund, respectively, and that no dilution of value would result to the respective shareholders of the International Fund and the Global Discovery Fund from the Transaction.  The Board unanimously approved the Plan at the July Meeting, and unanimously recommended that shareholders of the International Fund vote to approve the Plan.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD, ON BEHALF OF THE INTERNATIONAL FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PLAN
INFORMATION ABOUT THE TRANSACTION
This is only a summary of the Plan.  You should read the form of the Plan, which is attached as Exhibit A to this Prospectus/Proxy Statement, for more complete information about the Transaction.
How will the Transaction be carried out?
If the shareholders of the International Fund approve the Plan, the Transaction will be completed after various conditions are satisfied, including the preparation of certain documents.  If the shareholders of the International Fund do not approve the Plan, the Transaction will not take place, and the International Fund will continue to operate as it currently does, and the Board will consider such other actions as it deems necessary or appropriate.
If the shareholders of the International Fund approve the Plan, the officers of the Trust will determine a specific date, called the “closing date,” for the actual Transaction to take place.  The International Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the Global Discovery Fund on the closing date, which is scheduled to occur on or about February 21, 2020 (the “Closing Date”), but which may occur on an earlier or later date as the officers of the Trust may set.  The Global Discovery Fund will not assume any liabilities of the International Fund, whether accrued or contingent, known or unknown, and the Trust, on behalf of the International Fund, will use its reasonable best efforts to discharge all of the known liabilities of the International Fund.  In exchange, the Global Discovery Fund will issue the Global Discovery Fund Shares that have an aggregate NAV equal to the dollar value of the assets delivered to the Global Discovery Fund by the Trust on behalf of the International Fund.  The Trust, on behalf of the International Fund, will distribute to its shareholders the Global Discovery Fund Shares it receives.  Each shareholder of the International Fund will receive the Global Discovery Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the International Fund.  The share transfer books of the International Fund will be permanently closed as of 1:00 p.m., Pacific time, on the Closing Date.  The International Fund will accept requests for redemptions only if received in proper form before 1:00 p.m., Pacific time, on the Closing Date.  Requests received after that time will be considered requests to redeem the Global Discovery Fund Shares.  Prior to the Closing Date, the Trust, on behalf of the International Fund, will pay or make provision for payment of all of its remaining liabilities, if any.  At the closing, each shareholder of record of the International Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of the International Fund that such shareholder had on the distribution record date.  The International Fund will then terminate its existence, liquidate, and dissolve.

The obligations of the Funds under the Plan are subject to various conditions, including:
•
the Global Discovery Fund’s Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

•	the shareholders of the International Fund shall have approved the Transaction; and

•
the Trust shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for the International Fund, the Global Discovery Fund, or their shareholders.

The Trust on behalf of the International Fund and the Global Discovery Fund may terminate or abandon the Plan at any time before or after the approval of the Plan by the shareholders of the International Fund.
Who will pay the expenses of the Transaction?
Each Fund will pay 25% of the total cost of the Transaction and FMA will pay 50% of the total cost.  The total amount of such costs and expenses for the Transaction is estimated to be $175,174.  Thus, each Fund is expected to pay approximately $43,794 in connection with the Transaction.  However, in light of the current expense waivers, the Investment Manager or an affiliate will ultimately pay the International Fund’s portion of the Transaction expenses.
What should I know about the Global Discovery Fund Shares?
The Global Discovery Fund Shares that will be distributed to the International Fund shareholders will have the same legal characteristics as the shares of the International Fund with respect to such matters as voting rights, assessability, conversion rights, and transferability.
What are the capitalizations of the Funds and what might the Global Discovery Fund’s capitalization be after the Transaction?
The following table sets forth, as of July 17, 2019, the capitalizations of the International Fund and the Global Discovery Fund.  The table also shows the projected capitalization of the Global Discovery Fund as adjusted to give effect to the proposed Transaction.  The capitalization of the Global Discovery Fund and its classes is likely to be different when the Transaction is actually consummated.

	International Fund (Unaudited)	Global Discovery Fund (Unaudited)	Pro Forma Adjustments to Capitalization[1] (Unaudited)	Global Discovery Fund Pro Forma[2] (Unaudited)
Net assets (all classes)	$131,191,099	$15,757,208,744	$(43,794)	$15,888,356,049
Total shares outstanding (all classes)	9,441,756	511,869,311		516,122,826
Class A net assets	$48,232,114	$7,825,418,212	$(21,749)	$7,873,628,577
Class A shares outstanding	3,476,714	256,375,389		257,955,733
Class A NAV per share	$13.87	$30.52		$30.52
Class C net assets	$12,620,699	$982,479,440	$(2,731)	$995,097,408
Class C shares outstanding	919,815	32,402,050		32,818,300
Class C NAV per share	$13.72	$30.32		$30.32
Class R net assets	$1,625,246	$274,940,202	$(764)	$276,564,684
Class R shares outstanding	118,090	9,143,453		9,197,502
Class R NAV per share	$13.76	$30.07		$30.07
Class R6 net assets	$17,045,179	$1,392,005,006	$(3,869)	$1,409,046,316
Class R6 shares outstanding	1,221,556	44,614,154		45,160,474
Class R6 NAV per share	$13.95	$31.20		$31.20
Class Z net assets	$51,667,861	$5,282,365,884	$(14,681)	$5,334,019,064
Class Z shares outstanding	3,705,581	169,334,265		170,990,817
Class Z NAV per share	$13.94	$31.19		$31.19
1.	Adjustments reflect the costs of the Transaction incurred by the Funds.
2.	Numbers are projected after the Transaction. The number of shares outstanding include adjustments related to the issuance of shares resulting from the Transaction.

At the closing of the Transaction, shareholders of the International Fund will receive the Global Discovery Fund Shares based on the relative NAVs per share of the Funds as of 1:00 p.m., Pacific time, on the Closing Date.
COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS
This section describes the similarities and compares the key differences between the investment goals, principal investment strategies and fundamental policies of the Funds, as well as the principal risks associated with such goals, strategies and policies.  The investment goals and certain investment policies of each Fund are fundamental, which means that they cannot be changed without the 1940 Act Majority Vote of that Fund’s outstanding shares.  Unless otherwise noted, the investment policies and strategies of each Fund are non-fundamental and may be changed without shareholder approval.  For a complete description of the Global Discovery Fund’s investment policies, strategies and risks, you should read the Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the Fund SAI, which is available upon request.

How do the investment goals and strategies of the Funds compare?
Similar Investment Goals.
Both Funds have a fundamental investment goal of capital appreciation.  The difference in fundamental investment goals between the Funds is that Global Discovery Fund seeks capital appreciation and the International Fund seeks capital appreciation which may occasionally be short term and also has a secondary goal of income.
Similar Principal Investment Strategies.
The International Fund and the Global Discovery Fund have generally similar principal investment strategies but there are some differences.  The following is a comparison of the Funds’ principal investment strategies, which are non-fundamental (i.e., they may be changed without shareholder approval) unless otherwise noted:
International Fund’s Principal Investment Strategies	Global Discovery Fund’s Principal Investment Strategies
Foreign Securities.  Under normal market conditions, the Fund invests its assets in equity securities of foreign companies.  The Fund invests at least 80% of its net assets in securities of non-U.S. issuers, and primarily in equity securities of Asian and European companies that the Investment Manager believes are undervalued. The Fund may invest in securities of issuers from the Middle East and the remaining regions of the world, including emerging markets.  The Fund may also invest up to 20% of its assets in securities of U.S. issuers.  The Fund normally invests in securities from at least five different countries, although from time to time, it may invest all of its assets in a single country.

Foreign Securities.  Under normal market conditions, the Fund invests primarily in equity securities of U.S. and foreign companies that the Investment Manager believes are undervalued, but may also invest substantially and up to 100% of its assets in foreign securities which may include sovereign debt and participations in government debt.  The Fund does not intend to invest more than a portion (no more than 25%) of its assets in issuers located in emerging market countries.

Equity Securities.  The equity securities in which the Fund invests are primarily common stocks.  The Fund currently invests the equity portion of its portfolio primarily to predominantly in mid and large cap companies with the remaining portion of its equity portfolio in smaller companies.

Equity Securities.  The equity securities in which the Fund invests are primarily common stocks.  The Fund currently invests the equity portion of its portfolio predominantly in mid and large cap companies with the remaining portion of its equity portfolio in smaller companies.

Derivative Instruments. The Fund regularly attempts to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including	Derivative Instruments. Same as International Fund.

International Fund’s Principal Investment Strategies	Global Discovery Fund’s Principal Investment Strategies
currency index futures contracts) when, in the Investment Manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Merger Arbitrage Securities and Distressed Companies. The Fund does not invest in merger arbitrage securities and the debt and equity of distressed companies.	Merger Arbitrage Securities and Distressed Companies. The Fund, to a lesser extent, also invests in merger arbitrage securities and the debt and equity of distressed companies.
Security Selection.  The Investment Manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the Investment Manager’s own analysis of the security’s intrinsic value, including for equity securities, an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. The Investment Manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.
Security Selection. Same as International Fund.

How do the fundamental investment policies of the Funds differ?
The Funds’ fundamental investment policies with respect to borrowing money, acting as underwriter, making loans, purchasing or selling real estate or physical commodities, purchasing the securities of any one issuer, concentrating in an industry, and issuing senior securities are identical.
What are the principal investment risks associated with investments in the Funds?
Like all investments, an investment in a Fund involves risk.  There is no assurance that any mutual fund will meet its investment goals.  The achievement of the Funds’ investment goals depends upon market conditions generally, and on the Investment Manager’s analytical and portfolio management skills.  For more information about the principal investment risks associated with investments in the Funds, see the Fund Prospectus under the heading “Fund Details – Principal Risks” and the Fund SAI under the heading “Goals, Strategies and Risks.”
Below are the principal investment risks of each Fund.  Unless noted otherwise, the principal investment risk applies to both Funds.

Principal Investment Risks Common to Both Funds:

Market.  The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.).  Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Regional Focus.  Because the Fund may invest at least a significant portion of its assets in companies in a specific region, including Europe, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Current political uncertainty surrounding the European Union (EU) and its membership, including the 2016 referendum in which the United Kingdom voted to exit the EU, may increase market volatility. The financial instability of some countries in the EU together with the risk of such instability impacting other more stable countries may increase the economic risk of investing in companies in Europe.

Smaller and Midsize Companies.  Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments.  The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. The successful use of derivatives will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Liquidity.  From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Additional Principal Investment Risks to which the International Fund is Subject:

Developing Market Countries.  The Fund’s investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Additional Principal Investment Risks to which the Global Discovery Fund is Subject:

Focus. To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans.

Merger Arbitrage Securities and Distressed Companies. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION
The following is a general summary of the material U.S. federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.
The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  The principal federal income tax consequences that are expected to result from the Transaction are as follows:
•	no gain or loss will be recognized by the International Fund or the shareholders of the International Fund as a direct result of the Transaction;
•	no gain or loss will be recognized by the Global Discovery Fund as a direct result of the Transaction;
•
the basis of the assets of the International Fund received by the Global Discovery Fund will be the same as the basis of these assets in the hands of the International Fund immediately before the Transaction;

•	the holding period of the assets of the International Fund received by the Global Discovery Fund will include the period during which such assets were held by the International Fund;
•
the aggregate tax basis of the shares of the Global Discovery Fund to be received by a shareholder of the International Fund as part of the Transaction will be the same as the shareholder’s aggregate tax basis of the shares of the International Fund; and

•
the holding period of the shares of the Global Discovery Fund received by a shareholder of the International Fund as part of the Transaction will include the period that a shareholder held the shares of the International Fund (provided that such shares of the International Fund are capital assets in the hands of such shareholder as of the Closing Date).

Neither of the Funds has requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Transaction.  As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the International Fund and the Global Discovery Fund as to the foregoing federal income tax consequences of the Transaction, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Transaction on the International Fund, the Global Discovery Fund, or any International Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Transaction.  See “INFORMATION ABOUT THE FUNDS.”
Opinions of counsel are not binding upon the IRS or the courts.  If the Transaction is consummated but the IRS or the courts were to determine that the Transaction did not qualify as a tax-free reorganization under the Code, and thus was taxable, the International Fund would recognize gain or loss on the transfer of its assets to the Global Discovery Fund, and each shareholder of the International Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its International Fund shares and the fair market value of the shares of the Global Discovery Fund it received.
Final Dividend or Other Distributions.  Prior to the closing of the Transaction, the International Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date.
Repositioning of the International Fund’s Portfolio Assets.  A portion of the International Fund’s portfolio assets may be sold in connection with the Transaction as distinct from normal portfolio turnover.  Such repositioning of the International Fund’s portfolio assets may occur before or after the closing of the Transaction.  These sales may result in the realization of capital gains, which to the extent not offset by any available capital loss carryovers, would be distributed to shareholders.  The amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including the International Fund’s net unrealized appreciation in the value of its portfolio assets at that time and whether such repositioning occurs before or after the Transaction.  Management expects that the Global Discovery Fund will retain, after the Transaction, a significant majority of the current portfolio holdings of the International Fund.  Taking into account the (i) International Fund’s net unrealized depreciation in portfolio assets on a tax basis at December 31, 2018 of $26,998,822 ($(2.45) per share; (19.17)% of NAV); (ii) no capital loss carryovers available as of such date to offset any capital gains realized by the International Fund; and (iii) the net loss position of the Fund as of June 30, 2019, it is not anticipated that the sale of approximately 43.6% of the portfolio assets prior to the closing of the Transaction should result in any material amounts of capital gains being distributed to shareholders as the Fund likely will remain in a net loss position and likely will not be required to make a distribution of any gains to its shareholders as a result of such portfolio repositioning.  Additionally, if the sale of such portfolio assets occurs after the closing of the Transaction, the ability of the combined Global Discovery Fund to fully use the International Fund’s capital loss carryovers as of the closing, if any, to offset the resulting capital gain may be limited as described below, which may result in shareholders of the International Fund receiving a greater amount of capital gain distributions than they would have had if the Transaction had not occurred.  Transaction costs also may be incurred due to the repositioning of the portfolio.  Management believes that these portfolio transaction costs will be immaterial in amount (i.e., less than 0.01% (1 basis point) of annual fund operating expenses).
General Limitations on Capital Losses.  Assuming the Transaction qualifies as a tax-free reorganization as expected, the Global Discovery Fund will succeed to the capital loss carryovers, if any, of the International Fund upon the closing of the Transaction for federal income tax purposes.  At December 31, 2018, neither the International Fund nor the Global Discovery Fund had any capital loss carryovers. If any capital loss carryovers of the International Fund and the Global Discovery Fund exist as of the closing date of the Transaction, they will be available to offset future gains recognized by the combined Global Discovery Fund, subject to limitations under the Code as described further below.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Global Discovery Fund and its shareholders post-closing.
First, a Fund’s capital loss carryforwards are subject to an annual limitation if that Fund undergoes a more than 50% change in ownership.  Capital losses of the Funds arising in its taxable year beginning after December 22, 2010 or thereafter may be carried forward indefinitely to offset future capital gains; capital losses arising in earlier taxable years generally may be carried forward only to each of the eight (8) taxable years succeeding the loss year.   The Transaction will result in a more than 50% “change in ownership” of the International Fund, the smaller of the two Funds.  Accordingly, the capital loss carryovers of the Global Discovery Fund, increased by any current year loss or decreased by any current year gains, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation.  Second, if either Fund has net unrealized built-in gains at the time of the Transaction, for five (5) years beginning after that date, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund. Third, the capital losses of the International Fund that may be used by the Global Discovery Fund (including to offset any “built-in gains” of the International Fund itself) for the first taxable year ending after the closing date will be limited to an amount equal to the capital gain net income of the Global Discovery Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year.
Appreciation in Value of Investments.  Shareholders of the International Fund will receive a proportionate share of any taxable income and gains realized by the Global Discovery Fund and not distributed to its shareholders prior to the Transaction when such income and gains are eventually distributed by the combined Global Discovery Fund.  As a result, shareholders of the International Fund may receive a greater amount of taxable distributions than they would have if the Transaction had not occurred.  In addition, if the combined Global Discovery Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the International Fund, shareholders of the International Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred.  The unrealized depreciation in value of investments as a percentage of its NAV at December 31, 2018 was (19.17)% for the International Fund compared to unrealized appreciation in value of investments as a percentage of its NAV of 4.56% for the Global Discovery Fund.  As a result, shareholders of the International Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.
You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.
INFORMATION ABOUT THE FUNDS
Information about the Funds is included in the Fund Prospectus.  The Fund Prospectus is incorporated by reference into and is considered a part of this Prospectus/Proxy Statement.  Additional information about the Funds is included in the Fund SAI.  The Fund SAI is incorporated into the Fund Prospectus and into the SAI dated September 24, 2019 relating to this Prospectus/Proxy Statement, each of which has been filed with the SEC.  The SAI relating to this Prospectus/Proxy Statement is also considered part of this Prospectus/Proxy Statement.  Information about the Funds is also included in each Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2018 and in the Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2019, as well as on the Funds’ website at franklintempleton.com.
You may request a free copy of the Fund Prospectus, the Fund SAI, each Fund’s Annual and each Fund’s Semi-Annual Report to Shareholders, the SAI relating to this Prospectus/Proxy Statement, and other information by calling (800) DIAL-BEN/342-5236 or by writing to a Fund at P.O. Box 997151, Sacramento, CA  95899-7151.
The Trust, on behalf of the Funds, files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the “1940 Act”).  You can obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address:  publicinfo@sec.gov. This information is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

FURTHER INFORMATION ABOUT THE FUNDS
The following is a discussion of the organization of the Funds and, where applicable, of the Trust.  More detailed information about each Fund’s current structure is contained in the Fund SAI.
Comparison of Capital Structure.  Each Fund is a diversified series of the Trust.  The Trust is an open-end management investment company, commonly called a mutual fund.  The Trust was previously organized as a Maryland corporation, and was converted to a Delaware statutory trust effective May 1, 2008 and is registered with the SEC.
The authorized number of shares of each Fund is unlimited, each without par value, and each Fund may issue fractional shares.  Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights.  The International Fund and the Global Discovery Fund shareholders have no appraisal rights.
Comparison of Voting Rights.  Shares of each class of a Fund represent proportionate interests in such Fund’s assets.  Shares of each class of a Fund have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by class by state or federal law.  For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share carries a proportionate fractional vote.  Shareholders of the Funds are not entitled to cumulative voting rights in the election of trustees, and this gives holders of more than 50% of the shares of the Trust voting the ability to elect all of the members of the Board.  If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.
Proposals Subject to Shareholder Approval.  The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and certain amendments to plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.  In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by the Trust’s Agreement and Declaration of Trust (“Trust Instrument”).  For example, the Trust Instrument and By-Laws give shareholders the power to vote only on: (i) such matters required by the Trust Instrument, the By-Laws, the 1940 Act, other applicable law and any registration statement of the Trust filed with the SEC, the registration of which is effective; and (ii) such other matters as the Board may consider necessary or desirable.
Quorum and Vote Required to Approve the Proposal.  Quorum for a shareholders’ meeting of a Fund is generally forty percent (40%) of the shares entitled to vote which are present in person or by proxy.  Under the Trust Instrument, to the extent a larger vote is not required by applicable law, a majority of the votes cast at a meeting at which a quorum is present generally shall decide any questions, with the exception that Trustees are elected by not less than a plurality of the votes cast at such a meeting.

Setting a Record Date.  The Trust Instrument establishes the maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Board.  The minimum number of days is 10 and the maximum number of days is 120 for both Funds.  A determination of shareholders of record entitled to notice of or to vote at a shareholders’ meeting applies to any adjournment of the meeting; provided, however, that the Board may fix a new record date for the adjourned meeting and shall fix a new record date for any meeting that is adjourned for more than one hundred and eighty (180) days from the record date set for the original meeting.
Legal Structures.  Mutual funds formed under the Delaware Statutory Trust Act (the “DSTA”), such as the Trust, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments.  Mutual funds organized as Delaware statutory trusts have benefited from this flexibility to streamline their operations and minimize expenses.  For example, mutual funds organized as Delaware statutory trusts are not required to hold annual shareholders’ meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders.  In addition, a fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only trustee approval and not a shareholder vote; such funds are still subject, however, to the voting requirements of the 1940 Act.
Limited Liability for Shareholders.  Under the DSTA, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under the Delaware General Corporation Law.
Boards of Trustees.  Pursuant to the DSTA and the Trust Instrument, the responsibility for the general oversight of each Fund is vested in the Board, which, among other things, is empowered by the Trust Instrument to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in the management of the Funds.  Pursuant to the Trust Instrument, no Trustee shall be liable for any act or omission or any conduct whatsoever in his or her capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.
Inspection Rights.  Each Fund provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.
VOTING INFORMATION
How many votes are necessary to approve the Plan?
A 1940 Act Majority Vote, as defined herein, of the outstanding shares of the International Fund is required to approve the Plan.  Each International Fund shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share, of the International Fund held at the close of business on September 13, 2019 (the “Record Date”).  If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies.

Forty percent (40%) of the International Fund’s outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting.  Under relevant state law and the Trust Instrument, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting.  Thus, under the Trust Instrument, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Plan.  However, it is the Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting.
How do I ensure my vote is accurately recorded?
You may vote in one of four ways:
•	By mail, with the enclosed proxy card;
•	In person at the Meeting;
•	By telephone (if eligible); or
•	Through the Internet (if eligible).

A proxy card is, in essence, a ballot.  When you vote your proxy, it tells us how you want to vote on important issues relating to the International Fund.  If you simply sign, date and return the proxy card but give no voting instructions, your shares will be voted “FOR” the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.  If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.
May I revoke my proxy?
You may revoke your proxy at any time before it is voted by sending a written notice to the International Fund expressly revoking your proxy, by signing and forwarding to the International Fund a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person.  If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.
What other matters will be voted upon at the Meeting?
The Board does not intend to bring any matters before the Meeting other than that described in this Prospectus/Proxy Statement.  The Board is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?
Shareholders of record of the International Fund on the Record Date will be entitled to vote at the Meeting.  The following table shows the number of shares of each class and the total number of outstanding shares of the International Fund as of the Record Date:

Class	Shares Outstanding
Class A	3,318,929.71
Class C	861,825.85
Class R	109,286.00
Class R6	403,310.63
Class Z	3,451,120.76
Total	8,144,472.95

How will proxies be solicited?
AST Fund Solutions, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $93,000.  The Trust, on behalf of the International Fund, expects that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain International Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the International Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  The Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.
In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement.  The Solicitor representative will record the shareholder’s instructions on the proxy card.  Within 72 hours, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.
If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may submit the proxy card originally sent with this Prospectus/Proxy Statement or attend in person.
The Trust, on behalf of the International Fund, will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  The Trust, on behalf of the International Fund, may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of the Trust or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone or personally.
The Trust, on behalf of the International Fund, expects that, before the Meeting, broker-dealer firms holding shares of the International Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, the Trust understands that current New York Stock Exchange rules do not permit the broker-dealers to vote on the Plan, on behalf of their customers and beneficial owners.  Certain broker-dealers may exercise discretion over shares held in their name for which no instructions are received by voting these shares in the same proportion as they vote shares for which they received instructions.

Are there dissenters’ rights?
If the Transaction is approved at the Meeting, shareholders of the International Fund will not have the right to dissent and obtain payment of the fair value of their shares because the Trust Instrument provides that no shareholder is entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving the Trust.  Shareholders of the International Fund, however, will be able to redeem or exchange shares of the International Fund at NAV (subject to any applicable CDSC) until the Closing Date of the Transaction.  After the Closing Date, shareholders may redeem the Global Discovery Fund Shares or exchange them for shares of certain other Franklin Templeton funds.  Redemptions are subject to the terms and conditions in the prospectus of the respective Fund.
PRINCIPAL HOLDERS OF SHARES
As of the Record Date, the officers and trustees of the Trust, as a group, owned of record and beneficially 1.91% of Class Z shares of the International Fund and less than 1% of the outstanding Class Z shares of the Global Discovery Fund as well as less than 1% of the outstanding Class A, Class C, Class R and Class R6 shares of either Fund.
From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.  To the knowledge of the Funds, no person owned (beneficially or of record) 5% or more of the outstanding shares of any class of either Fund as of the Record Date, except as listed in Exhibit C to this Prospectus/Proxy Statement.  Upon completion of the Transaction, the percentage of the then outstanding shares of the International Fund, owned by persons disclosed in Exhibit C as owning 5% or more of the Fund’s outstanding Class A, Class C, Class R, Class R6 or Class Z shares, is expected to decline.
SHAREHOLDER PROPOSALS
Neither the International Fund nor the Global Discovery Fund is required to hold, and neither intends to hold, regular annual meetings of shareholders.  A shareholder who wishes to submit a proposal for consideration for inclusion in a proxy statement of the International Fund or Global

Discovery Fund for the next meeting of shareholders (if any) should send a written proposal to the Trust’s offices at One Franklin Parkway, San Mateo, California 94403-1906, Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the proxy statement of the applicable Fund and proxy card relating to that meeting and presented at the meeting.  A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal securities laws, state law, and other governing instruments.
Submission of a proposal by a shareholder does not guarantee that the proposal will be included in a proxy statement or presented at the meeting.
ADJOURNMENT
The holders of a majority of the shares present (in person or by proxy) and entitled to vote with respect to the International Fund at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of the Trust (in the absence of the chairperson of the Board), or any vice president or other authorized officer of the Trust (in the absence of the president) may adjourn the Meeting.  Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow time for further solicitation of proxies.  Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment and any business may be transacted at the adjourned meeting that might have been transacted at the Meeting.  Unless otherwise instructed by a shareholder granting a proxy, the persons designated as proxies may use their discretionary authority to vote as instructed by management of the International Fund on questions of adjournment, to the extent permitted under applicable federal securities laws, state law, and the Trust’s governing instruments.  If the Meeting is adjourned to another time or place, written notice need not be given of the adjourned meeting if the time and place is announced at the Meeting, unless after the adjournment a new record date is fixed for the adjourned meeting or unless the adjournment is for more than sixty days after the date of the original meeting.

By Order of the Board of Trustees of the Trust,
Steven J. Gray
Secretary
September 24, 2019

GLOSSARY
Useful Terms and Definitions
1940 Act — The Investment Company Act of 1940, as amended.
1940 Act Majority Vote — The affirmative vote of the lesser of: (i) a majority of the outstanding shares of the International Fund, or (ii) 67% or more of the outstanding shares of the International Fund present or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the International Fund are present or represented by proxy.
CDSC — Contingent deferred sales charge.
Distributors — Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, California 94403-1906, the principal underwriter for the Funds.
FMA — Franklin Mutual Advisers, LLC, the Manager for the Funds.
FRI — Franklin Resources, Inc., One Franklin Parkway, San Mateo, California 94403-1906.
FT Services — Franklin Templeton Services, LLC, the administrator for the Funds.  FT Services is an indirect, wholly owned subsidiary of FRI and is an affiliate to each Fund’s investment manager and principal underwriter.
Independent Trustees — The Trustees who are not “interested persons” of a Fund, as such term is defined in the 1940 Act.
IRS — U.S. Internal Revenue Service.
Meeting — The Special Meeting of Shareholders of the International Fund concerning approval of the Plan.
Net Asset Value (NAV) — The net asset value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the portfolio.  The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.
Plan — The Plan of Reorganization adopted by the Trust on behalf of the International Fund and the Global Discovery Fund.
Record Date — September 13, 2019 – The date selected for determining which shareholders of record of the International Fund will be entitled to vote on the Transaction.
SAI — Statement of Additional Information, a document that supplements information found in a mutual fund’s prospectus.
SEC — U.S. Securities and Exchange Commission.
The Trust — Franklin Mutual Series Funds, the registered investment company of which both the International Fund and the Global Discovery Fund are a series.
Transaction — The proposed transaction contemplated by the Plan.
U.S. — The United States of America.

EXHIBITS TO THE PROSPECTUS/PROXY STATEMENT
Exhibit
A.	Form of Plan of Reorganization
B.	Financial Highlights of the International Fund and Global Discovery Fund
C.	Principal Holders of Securities

EXHIBIT A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is made as of this 16th  day of July, 2019 by Franklin Mutual Series Funds (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, Franklin Mutual Global Discovery Fund (the “Acquiring Fund”) and Franklin Mutual International Fund (the “Target Fund,” and together with the Acquiring Fund, the “Funds,” and individually, a “Fund”).  Franklin Mutual Advisers, LLC (“FMA”), a Delaware limited liability company and investment manager to each Fund, joins this Plan solely for purposes of Section 7.
PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by the Trust, on behalf of the Acquiring Fund, of substantially all of the property, assets and goodwill of the Target Fund in exchange solely for full and fractional Class A, Class C, Class R, Class R6 and Class Z shares of beneficial interest, with no par value, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the distribution of Acquiring Fund Shares to the holders of Class A, Class C, Class R, Class R6 and Class Z shares of beneficial interest, with no par value, of the Target Fund (the “Target Fund Shares”), respectively, according to their respective interests in the Target Fund, in complete liquidation of the Target Fund; and (iii) the dissolution of the Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.
AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, the Trust, on behalf of each Fund, hereby covenants and agrees as follows:
1. Sale and Transfer of Assets, Liquidation and Dissolution of the Target Fund.
(a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by the Acquiring Fund of the number of Acquiring Fund Shares hereinafter provided, the Trust, on behalf of the Target Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to the Acquiring Fund all of the Target Fund’s then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay 25% of the costs and expenses of carrying out the Reorganization in accordance with

Section 7 of the Plan, (including, but not limited to, fees of counsel and accountants, and expenses of the Target Fund’s liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the Target Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gain distributions, if any, payable for the period prior to the Closing Date and through the final taxable year ending with the Target Fund’s complete liquidation; and (iii) pay such contingent liabilities, if any, as the officers of the Trust, on behalf of the Target Fund, shall reasonably deem to exist against the Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Target Fund’s books (such assets hereinafter “Net Assets”).  The Acquiring Fund shall not assume any liability of the Target Fund, whether accrued or contingent, known or unknown, and the Trust, on behalf of the Target Fund, shall use its reasonable best efforts to discharge all of the known liabilities of the Target Fund, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.
(b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Trust, on behalf of the Acquiring Fund, agrees at the Closing to deliver to the Target Fund the number of Acquiring Fund Shares, determined by dividing the net asset value per share of each of Class A, Class C, Class R, Class R6 and Class Z shares of the Target Fund by the net asset value per share of each of Class A, Class C, Class R, Class R6 and Class Z shares of the Acquiring Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A, Class C, Class R, Class R6 and Class Z shares, respectively, of the Target Fund as of 1:00 p.m., Pacific time on the Closing Date.  The Acquiring Fund Shares delivered to the Target Fund at the Closing shall have an aggregate net asset value equal to the value of the Target Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.
(c) Immediately following the Closing, the Trust, on behalf of the Target Fund, shall distribute the Acquiring Fund Shares received by the Target Fund pursuant to this Section 1 pro rata to the Target Fund’s shareholders of record so that each shareholder receives full and fractional Acquiring Fund Shares of the corresponding class of the Acquiring Fund equal in value to the full and fractional shares of the Target Fund held by the shareholders as of 1:00 p.m., Pacific time, on the Closing Date.  Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings in the Target Fund as of 1:00 p.m., Pacific time, on the Closing Date.  Fractional Acquiring Fund Shares shall be carried to the third decimal place.  As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing Target Fund Shares shall be entitled to surrender the same to the transfer agent for the Acquiring Fund in exchange for the number of Acquiring Fund Shares of the same class into which the Target Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted.  Until so surrendered, each outstanding certificate, if any, which, prior to the Closing, represented Target Fund Shares shall be deemed for all Acquiring Fund purposes to evidence ownership of the number of Acquiring Fund Shares into which the Target Fund Shares (which prior to the Closing were represented thereby) have been converted.  Certificates for the Acquiring Fund Shares shall not be issued.  After the distribution, the Target Fund shall be dissolved.

(d) At the Closing, each shareholder of record of the Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 6(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.
(e) All books and records relating to the Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the date of the Plan, and shall be turned over to the Acquiring Fund on or prior to the Closing.
2. Valuation.
(a) The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific time, on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”).  The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent prospectus of the Acquiring Fund and the Target Fund, as amended or supplemented.
(b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value per share of the Acquiring Fund Shares or Target Fund Shares or the value of the Target Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.
(c) All computations of value regarding the net asset value per share of the Acquiring Fund Shares and Target Fund Shares and the value of the Target Fund’s Net Assets shall be made by the administrator to the Funds.
3. Closing and Closing Date.
The Closing shall take place at the principal office of the Trust at 1:00 p.m., Pacific time, on February 21, 2020, or such later date as the officers of the Trust may determine (the “Closing Date”).  The Trust, on behalf of the Target Fund, shall have provided for delivery as of the Closing those Net Assets to be transferred to the account of the Acquiring Fund’s custodian, The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286.  The Trust, on behalf of the Target Fund, shall deliver at the Closing a list of names and addresses of the holders of record of each class of the Target Fund and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 1:00 p.m., Pacific time, on the Closing Date.  The Trust, on behalf of the Acquiring Fund, shall provide evidence that such Acquiring Fund Shares have been registered in an account on the books of the Acquiring Fund in such manner as the officers of the Trust, on behalf of the Target Fund, may reasonably request.
4. Representations and Warranties.
4.1. The Trust, on behalf of each Fund, represents and warrants that:

(a) Each Fund is a series of the Trust, which was previously organized as a Maryland corporation, and was converted to a Delaware statutory trust effective May 1, 2008.  The Trust is validly existing under the laws of the State of Delaware.  The Trust is duly registered under the 1940 Act as an open-end management investment company and each Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.
(b) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Fund.  Each outstanding share of each Fund is fully paid, non-assessable, and has full voting rights, and each Acquiring Fund Share when issued pursuant to and in accordance with the Plan, will be fully paid, non-assessable, and will have full voting rights.  The Trust currently issues seven series of shares, including the Funds.  Each Fund currently is divided into five classes of shares: Class A, Class C, Class R, Class R6 and Class Z shares of beneficial interest.  An unlimited number of shares of beneficial interest has been allocated and designated to each class of each Fund.
(c) The Trust, on behalf of each Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust, on behalf of either Fund, of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.  The Target Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by the Target Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by the Target Fund.
(d) The financial statements appearing in each Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2018, audited by Ernst & Young LLP, and any interim unaudited financial statements, fairly present the financial position of such Fund and the results of such Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(e) The books and records of each Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of such Fund.
(f) The Trust has elected to treat each Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Each Fund is a “fund” as defined in Section 851(g)(2) of the Code.  Each Fund has qualified as a RIC for each taxable year since its inception that has ended prior to the Closing Date, and, with respect to the Target Fund, will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and, with respect to Acquiring Fund, intends to continue to qualify as a RIC after the Closing Date.  Neither Fund has had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.  Consummation of the transactions contemplated by the Plan will not cause either Fund to fail to be qualified as a RIC as of the Closing Date.
(g) Neither Fund has any unamortized or unpaid organizational fees or expenses.
(h) Neither Fund has any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.1(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
(i)  There is no inter-corporate indebtedness existing between the Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.
(j) The registration statement on Form N-14 referred to in Section 5.1(a) hereof (the “Registration Statement”), including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to the Funds, will, from the effective date of the Registration Statement through the date of the special meeting of the Target Fund’s shareholders (the “Special Meeting”) and on the Closing Date:  (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.
(k) Since December 31, 2018, there has not been any material adverse change in either Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.
(l) On the Closing Date, all material Tax Returns (as defined below) of each Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Trust’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on either Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in each Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Plan, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).
(m) All information to be furnished by a Fund for use in preparing any registration statement (including the Registration Statement), proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects.
(n) As of the Closing Date, the Target Fund will not have outstanding any options, warrants, pre-emptive rights or other rights to subscribe for or purchase its shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.
(o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust, on behalf of either Fund, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.
(p) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Trust, on behalf of either Fund.  The Trust, on behalf of either Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Fund’s business or its ability to consummate the transactions herein contemplated.
(q) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Board of Trustees of the Trust.
(r)   Neither Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

4.2. The Trust, on behalf of the Target Fund, represents and warrants that:
(a) The statement of assets and liabilities to be furnished by the Trust, on behalf of the Target Fund, as of 1:00 p.m., Pacific time, on the Closing Date for the purpose of determining the number of the Acquiring Fund Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect the Target Fund’s Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.
(b) At the Closing, the Target Fund will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in 4.2(a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.
(c) The Trust, on behalf of the Target Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
5. Covenants of the Trust.
5.1. The Trust, on behalf of the Acquiring Fund:
(a) Shall file the Registration Statement with the U.S. Securities and Exchange Commission (“SEC”) and use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable.
(b) Shall have mailed to each shareholder of record of the Target Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder (the “Prospectus/Proxy Statement”).
5.2. The Trust, on behalf of the Target Fund:
(a) As of the Closing, shall have called and held the Special Meeting to consider and vote upon the Plan, and the Trust shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein.
(b) Shall provide at the Closing:

(1) A statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund.
(2) A copy (which may be in electronic form) of the Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Trust, with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of the Target Fund’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Acquiring Fund Shares as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”).
(3) A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Target Fund after the Closing.
(4) If requested by the Acquiring Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund.
(c) As promptly as practicable, but in any case within sixty days after the date of Closing, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.
(d) Undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Target Fund shareholders.
(e) Undertakes that, if the Plan is consummated, the Target Fund will liquidate and dissolve.
5.3. The Trust, on behalf of each Fund:
(a) Covenants to operate the Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.
(b) Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(c) Shall file, by the Closing Date, all of the federal and other Tax Returns required by law to be filed on or before such date and all federal and other Taxes shown as due on said Returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.
(d)     Intends that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  The Trust, on behalf of each Fund, shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
6. Conditions Precedent to be Fulfilled by the Trust, on behalf of the Funds.
The consummation of the Plan hereunder shall be subject to the following respective conditions:
(a) That all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date.
(b) That the SEC shall have declared effective the Registration Statement, or the Registration Statement shall have become effective pursuant to Rule 488 under the 1933 Act, and shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.
(c) That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Target Fund at a duly called meeting or any adjournment thereof.
(d) The Trust, on behalf of the Target Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
(e) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Target Fund or the Acquiring Fund.

(f) That there shall be delivered to the Trust an opinion in form and substance satisfactory to it from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Trust, to the effect that:
(1) Each Fund is a series of the Trust and that the Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;
(2) The Trust is an open-end management investment company registered as such under the 1940 Act;
(3) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary statutory trust action on the part of the Trust, on behalf of each Fund;
(4) The Trust, on behalf of each Fund, is authorized to issue an unlimited number of shares of beneficial interest, without par value; and
(5) Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring Fund.
In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.
(g) That there shall be delivered to the Trust, on behalf of each Fund, an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of the Trust, on behalf of each Fund, with regard to matters of fact:
(1) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund as provided for herein in exchange solely for the Acquiring Fund Shares followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;
(2) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares under Sections 361(a) and 357(a) of the Code;
(3) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund Shares under Section 1032(a) of the Code;

(4) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in complete liquidation of the Target Fund under Section 361(c)(1) of the Code;
(5) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization under Section 362(b) of the Code;
(6) The holding periods of the assets of the Target Fund received by the Acquiring Fund will include the periods during which such assets were held by the Target Fund under Section 1223(2) of the Code;
(7) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund Shares solely for the Acquiring Fund Shares (including fractional shares to which they may be entitled) under Section 354(a) of the Code;
(8) The aggregate tax basis of the Acquiring Fund Shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund Shares exchanged therefor under Section 358(a)(1) of the Code;
(9) The holding period of the Acquiring Fund Shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will include the holding period of the Target Fund Shares surrendered in exchange therefor, provided that the shareholder held the Target Fund Shares as a capital asset on the effective date of the Reorganization under Section 1223(1) of the Code; and
(10) The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Target Fund described in Section 381(c) of the Code, as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, if applicable, and the Treasury Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, the Acquiring Fund, or any Shareholder of the Target Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.
(h) That the Acquiring Fund’s Prospectus contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.
(i) That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each holder of the Target Fund Shares.
(j) The Target Fund will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by the Trust, on behalf of the Acquiring Fund, all workpapers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to the Target Fund, (4) the Tax books and records of the Target Fund for purposes of preparing any Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 5.2(c).
7. Expenses.
The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each Fund will pay 25% of the costs of the Reorganization.  FMA, the investment manager for the Target Fund and the Acquiring Fund, will pay 50% of the costs of the Reorganization.
8. Termination; Postponement; Waiver; Order.
(a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of the Target Fund) to the Closing, or the Closing may be postponed by the Trust, on behalf of either Fund, if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met by the scheduled Closing.
(b) If the transactions contemplated by the Plan have not been consummated by December 31, 2020, the Plan shall automatically terminate on that date, unless a later date is set to by officers of the Trust.
(c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither the Trust, nor the Funds, nor their trustees, officers, agents or shareholders shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.
(d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the Trust if, in the judgment of its officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to the Funds’ shareholders.
(e) The representations and warranties contained in Section 4 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Trust nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of the Trust, on behalf of either Fund, to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of the Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Target Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of the Target Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless the Trust, on behalf of the Target Fund, promptly calls a special meeting of the Target Fund’s shareholders at which such condition shall be submitted for approval.
9. Cooperation and Exchange of Information; Reporting Responsibility.
(a) Any reporting responsibility of the Trust, on behalf of the Target Fund, is and shall remain the responsibility of the Target Fund, up to and including the Closing Date, and such later date on which the Target Fund is liquidated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise mutually agreed by the parties.
(b) After the Closing Date, the Trust, on behalf of the Target Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Trust with respect to the Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
10. Liability of the Target Fund and the Acquiring Fund.
(a) The Trust acknowledges and agrees that all obligations on behalf of a Fund under the Plan are binding only with respect to that Fund; any liability of the Trust, on behalf of a Fund, under the Plan or in connection with the transactions contemplated herein shall be discharged only out of the assets of that Fund; and that neither the Trust nor a Fund shall seek satisfaction of any such obligation or liability from the shareholders of a Fund, the trustees, officers, employees or agents of the Trust, or any of them.
 11. Entire Agreement and Amendments.
The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for.  The Plan may be amended only by mutual consent of the parties in writing.  Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

12. Counterparts.
The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.
13. Governing Law.
The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.
14. Headings.
The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

[Signature Page Follows]

IN WITNESS WHEREOF, the Trust, on behalf of each Fund, has caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

FRANKLIN MUTUAL SERIES FUNDS, on behalf of FRANKLIN MUTUAL INTERNATIONAL FUND

By:	_____________________________ Name: Steven J. Gray Title: Vice President and Secretary

FRANKLIN MUTUAL SERIES FUNDS, on behalf of FRANKLIN MUTUAL GLOBAL DISCOVERY FUND

By:	_____________________________ Name: Steven J. Gray Title: Vice President and Secretary

With respect to Section 7 of the Plan only: FRANKLIN MUTUAL ADVISERS, LLC

By:	_____________________________ Name: Peter A. Langerman Title: President

Exhibit B

Financial Highlights of the International Fund and the Global Discovery Fund
The Financial Highlights present the International Fund’s and the Global Discover Fund’s financial performance for the six months ended June 30, 2019 and the preceding five fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of dividends and capital gains.  Except for the six month period ended June 30, 2019, this information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, are included in each Fund’s Annual Report, which is available upon request.

International Fund
Financial Highlights
Class A	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.77	$15.90	$14.25	$14.10	$14.54	$15.84
Income from investment operations: [a]
Net investment income[b]	0.23	0.27	0.18	0.24[c]	0.15[d]	0.26[e]
Net realized and unrealized gains (losses)	0.69	(3.10)	1.78	0.19	(0.19)	(0.57)
Total from investment operations	0.92	(2.83)	1.96	0.43	(0.04)	(0.31)
Less distributions from:
Net investment income	—	(0.21)	(0.31)	(0.23)	(0.13)	(0.38)
Net realized gains	—	(0.09)	—	(0.05)	(0.27)	(0.61)
Total distributions	—	(0.30)	(0.31)	(0.28)	(0.40)	(0.99)
Net asset value, end of period	$13.69	$12.77	$15.90	$14.25	$14.10	$14.54
Total return[f]	7.20%	(17.73)%	13.67%	3.14%	(0.20)%	(1.89)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.53%	1.46%	1.42%	1.47%	1.52%	1.69%
Expenses net of waiver and payments by affiliates[h,i]	1.22%	1.24%	1.41%	1.42%	1.43%	1.46%
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	—%	—%[j]
Net investment income	3.48%	1.75%	1.16%	1.82%[c]	0.98%[d]	1.48%[e]
Supplemental data
Net assets, end of period (000’s)	$48,623	$53,082	$82,965	$82,626	$110,591	$39,810
Portfolio turnover rate	8.74%	28.75%	38.77%	24.87%	28.64%	54.78%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.38%.

d  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.43%.
e  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.97%.
f  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g  Ratios are annualized for periods less than one year.
h  Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
i  Benefit of expense reduction rounds to less than 0.01%.
j  Rounds to less than 0.01%.

International Fund
Financial Highlights
Class C	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.68	$15.69	$14.08	$ 13.92	$14.38	$15.68
Income from investment operations: [a]
Net investment income[b]	0.18	0.16	0.08	0.15[c]	0.04[d]	0.15[e]
Net realized and unrealized gains (losses)	0.69	(3.04)	1.72	0.18	(0.18)	(0.56)
Total from investment operations	0.87	(2.88)	1.80	0.33	(0.14)	(0.41)
Less distributions from:
Net investment income	—	(0.04)	(0.19)	(0.12)	(0.05)	(0.28)
Net realized gains	—	(0.09)	—	(0.05)	(0.27)	(0.61)
Total distributions	—	(0.13)	(0.19)	(0.17)	(0.32)	(0.89)
Net asset value, end of period	$13.55	$12.68	$15.69	$14.08	$13.92	$14.38
Total return[f]	6.86%	(18.39)%	12.79%	2.44%	(0.93)%	(2.58)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.27%	2.21%	2.17%	2.22%	2.24%	2.39%
Expenses net of waiver and payments by affiliates[h,i]	1.96%	1.99%	2.16%	2.17%	2.15%	2.16%
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	—%	—%[j]
Net investment income	2.74%	1.00%	0.41%	1.07%[c]	0.26%[d]	0.78%[e]
Supplemental data
Net assets, end of period (000’s)	$12,648	$13,685	$29,109	$25,860	$34,611	$14,794
Portfolio turnover rate	8.74%	28.75%	38.77%	24.87%	28.64%	54.78%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.63%.

d  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.29)%.
e  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.27%.
f  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g  Ratios are annualized for periods less than one year.
h  Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
i  Benefit of expense reduction rounds to less than 0.01%.
j  Rounds to less than 0.01%.

International Fund
Financial Highlights
Class R	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.69	$15.80	$14.19	$14.05	$14.51	$15.83
Income from investment operations: [a]
Net investment income[b]	0.22	0.23	0.10	0.20[c]	0.04[d]	0.18[e]
Net realized and unrealized gains (losses)	0.68	(3.07)	1.80	0.20	(0.10)	(0.52)
Total from investment operations	0.90	(2.84)	1.90	0.40	(0.06)	(0.34)
Less distributions from:
Net investment income	—	(0.18)	(0.29)	(0.21)	(0.13)	(0.37)
Net realized gains	—	(0.09)	—	(0.05)	(0.27)	(0.61)
Total distributions	—	(0.27)	(0.29)	(0.26)	(0.40)	(0.98)
Net asset value, end of period	$13.59	$12.69	$15.80	$14.19	$14.05	$14.51
Total return[f]	7.09%	(17.96)%	13.43%	2.90%	(0.38)%	(2.13)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.78%	1.71%	1.64%	1.72%	1.74%	1.89%
Expenses net of waiver and payments by affiliates[h,i]	1.47%	1.49%	1.63%	1.67%	1.65%	1.66%
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	—%	—%[j]
Net investment income	3.23%	1.50%	0.94%	1.57%[c]	0.76%[d]	1.28%[e]
Supplemental data
Net assets, end of period (000’s)	$1,667	$1,673	$1,867	$694	$662	$112
Portfolio turnover rate	8.74%	28.75%	38.77%	24.87%	28.64%	54.78%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.13%.

d  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.21%.
e  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.77%.
f  Total return is not annualized for periods less than one year.
g  Ratios are annualized for periods less than one year.
h  Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
i  Benefit of expense reduction rounds to less than 0.01%.
j  Rounds to less than 0.01%.

International Fund
Financial Highlights
Class R6	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.82	$15.97	$14.32	$14.17	$14.59	$15.87
Income from investment operations: [a]
Net investment income[b]	0.26	0.33	0.24	0.33[c]	0.22[d]	—[e,f]
Net realized and unrealized gains (losses)	0.69	(3.11)	1.78	0.17	(0.20)	(0.22)
Total from investment operations	0.95	(2.78)	2.02	0.50	0.02	(0.22)
Less distributions from:
Net investment income	—	(0.28)	(0.37)	(0.30)	(0.17)	(0.45)
Net realized gains	—	(0.09)	—	(0.05)	(0.27)	(0.61)
Total distributions	—	(0.37)	(0.37)	(0.35)	(0.44)	(1.06)
Net asset value, end of period	$13.77	$12.82	$15.97	$14.32	$14.17	$14.59
Total return[g]	7.41%	(17.40)%	14.11%	3.58%	0.23%	(1.46)%
Ratios to average net assets[h]
Expenses before waiver and payments by affiliates and expense reduction[i]	1.15%	1.11%	1.03%	1.06%	1.06%	1.24%
Expenses net of waiver and payments by affiliates and expense reduction[i,j]	0.82%	0.85%	1.01%	1.00%	1.02%	1.00%
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	—%	—%[k]
Net investment income	3.88%	2.14%	1.56%	2.24%[c]	1.39%[d]	1.94%[e]
Supplemental data
Net assets, end of period (000’s)	$16,940	$20,128	$25,697	$16,687	$23,793	$19,398
Portfolio turnover rate	8.74%	28.75%	38.77%	24.87%	28.64%	54.78%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.

d  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.84%.
e  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.42%.
f  Amount rounds to less than $0.01 per share.
g  Total return is not annualized for periods less than one year.
h  Ratios are annualized for periods less than one year.
i  Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
j  Benefit of expense reduction rounds to less than 0.01%.
k  Rounds to less than 0.01%.

International Fund
Financial Highlights
Class Z	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.82	$15.96	$14.32	$14.17	$14.59	$15.90
Income from investment operations: [a]
Net investment income[b]	0.25	0.31	0.21	0.27[c]	0.18[d]	0.30[e]
Net realized and unrealized gains (losses)	0.69	(3.11)	1.78	0.20	(0.17)	(0.57)
Total from investment operations	0.94	(2.80)	1.99	0.47	0.01	(0.27)
Less distributions from:
Net investment income	—	(0.25)	(0.35)	(0.27)	(0.16)	(0.43)
Net realized gains	—	(0.09)	—	(0.05)	(0.27)	(0.61)
Total distributions	—	(0.34)	(0.35)	(0.32)	(0.43)	(1.04)
Net asset value, end of period	$13.76	$12.82	$15.96	$14.32	$14.17	$14.59
Total return[f]	7.33%	(17.52)%	13.99%	3.34%	0.15%	(1.63)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.28%	1.21%	1.17%	1.22%	1.24%	1.39%
Expenses net of waiver and payments by affiliates[h,i]	0.97%	0.99%	1.16%	1.17%	1.15%	1.16%
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	—%	—%[j]
Net investment income	3.73%	2.00%	1.41%	2.07%[c]	1.26%[d]	1.78%[e]
Supplemental data
Net assets, end of period (000’s)	$ 51,374	$52,271	$86,274	$40,875	$49,963	$19,940
Portfolio turnover rate	8.74%	28.75%	38.77%	24.87%	28.64%	54.78%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.63%.

d  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.71%.
e  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.27%.
f  Total return is not annualized for periods less than one year.
g  Ratios are annualized for periods less than one year.
h  Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
i  Benefit of expense reduction rounds to less than 0.01%.
j  Rounds to less than 0.01%.

Global Discovery Fund
Financial Highlights
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,
Class A		2018	2017	2016	2015	2014
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$26.32	$31.80	$30.57	$28.86	$32.81	$33.24
Income from investment operations: [a]
Net investment income[b]	0.36	0.49	0.66[c]	0.59[d]	0.42	0.71[e]
Net realized and unrealized gains (losses)	3.55	(4.04)	2.25	3.01	(1.67)	0.96
Total from investment operations	3.91	(3.55)	2.91	3.60	(1.25)	1.67
Less distributions from:
Net investment income	—	(0.56)	(0.72)	(0.60)	(0.46)	(0.72)
Net realized gains	—	(1.37)	(0.96)	(1.29)	(2.24)	(1.38)
Total distributions	—	(1.93)	(1.68)	(1.89)	(2.70)	(2.10)
Net asset value, end of period	$30.23	$26.32	$31.80	$30.57	$28.86	$32.81
Total return[f]	14.86%	(10.99)%	9.57%	12.56%	(3.63)%	5.01%
Ratios to average net assets[g]
Expenses[h,i]	1.24%[j]	1.22%[j]	1.21%	1.24%[j]	1.27%[j]	1.29%
Expenses incurred in connection with securities sold short	0.01%	—%[k]	—%	0.01%	0.02%	0.03%
Net investment income	2.48%	1.57%	2.05%[c]	2.02%[d]	1.28%	2.08%[e]
Supplemental data
Net assets, end of period (000’s)	$ 7,786,790	$7,461,444	$9,589,033	$10,498,722	$11,274,721	$11,573,196
Portfolio turnover rate	6.36%	14.70%	17.50%	17.01%	21.79%	23.66%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.43%.

d  Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.69%.
e  Net investment income per share includes approximately $0.34 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.10%.
f  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g  Ratios are annualized for periods less than one year.
h  Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
I  Benefit of expense reduction rounds to less than 0.01%.
j  Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k  Rounds to less than 0.01%.

Global Discovery Fund
Financial Highlights
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,
Class C		2018	2017	2016	2015	2014
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$26.25	$31.44	$30.22	$28.55	$32.49	$32.94
Income from investment operations: [a]
Net investment income[b]	0.25	0.26	0.41[c]	0.36[d]	0.18	0.47[e]
Net realized and unrealized gains (losses)	3.54	(3.98)	2.23	2.97	(1.64)	0.95
Total from investment operations	3.79	(3.72)	2.64	3.33	(1.46)	1.42
Less distributions from:
Net investment income	—	(0.10)	(0.46)	(0.37)	(0.24)	(0.49)
Net realized gains	—	(1.37)	(0.96)	(1.29)	(2.24)	(1.38)
Total distributions	—	(1.47)	(1.42)	(1.66)	(2.48)	(1.87)
Net asset value, end of period	$30.04	$26.25	$31.44	$30.22	$28.55	$32.49
Total return[f]	14.44%	(11.70)%	8.78%	11.70%	(4.33)%	4.28%
Ratios to average net assets[g]
Expenses[h,i]	1.99%[j]	1.97%[j]	1.96%	1.99%[j]	1.99%[j]	1.99%
Expenses incurred in connection with securities sold short	0.01%	—%[k]	—%	0.01%	0.02%	0.03%
Net investment income	1.73%	0.82%	1.30%[c]	1.27%[d]	0.56%	1.38%[e]
Supplemental data
Net assets, end of period (000’s)	$ 1,003,276	$1,054,412	$2,438,507	$2,758,563	$2,983,216	$3,077,691
Portfolio turnover rate	6.36%	14.70%	17.50%	17.01%	21.79%	23.66%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.68%.

d  Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.94%.
e  Net investment income per share includes approximately $0.34 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.40%.
f  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g  Ratios are annualized for periods less than one year.
h  Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
i  Benefit of expense reduction rounds to less than 0.01%.
j  Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k  Rounds to less than 0.01%.

Global Discovery Fund
Financial Highlights
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,
Class R		2018	2017	2016	2015	2014
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$25.97	$31.37	$30.17	$28.51	$32.43	$32.88
Income from investment operations: [a]
Net investment income[b]	0.32	0.41	0.57[c]	0.50[d]	0.35	0.65[e]
Net realized and unrealized gains (losses)	3.50	(3.97)	2.22	2.98	(1.64)	0.93
Total from investment operations	3.82	(3.56)	2.79	3.48	(1.29)	1.58
Less distributions from:
Net investment income	—	(0.47)	(0.63)	(0.53)	(0.39)	(0.65)
Net realized gains	—	(1.37)	(0.96)	(1.29)	(2.24)	(1.38)
Total distributions	—	(1.84)	(1.59)	(1.82)	(2.63)	(2.03)
Net asset value, end of period	$29.79	$25.97	$31.37	$30.17	$28.51	$32.43
Total return[f]	14.71%	(11.24)%	9.31%	12.28%	(3.82)%	4.77%
Ratios to average net assets[g]
Expenses[h,i]	1.49%[j]	1.47%[j]	1.46%	1.49%[j]	1.49%[j]	1.49%
Expenses incurred in connection with securities sold short	0.01%	—%[k]	—%	0.01%	0.02%	0.03%
Net investment income	2.23%	1.32%	1.80%[c]	1.77%[d]	1.06%	1.88%[e]
Supplemental data
Net assets, end of period (000’s)	$275,262	$274,086	$398,692	$444,813	$468,425	$528,439
Portfolio turnover rate	6.36%	14.70%	17.50%	17.01%	21.79%	23.66%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.18%.

d  Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
e  Net investment income per share includes approximately $0.34 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.
f  Total return is not annualized for periods less than one year.
g  Ratios are annualized for periods less than one year.
h  Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
i  Benefit of expense reduction rounds to less than 0.01%.
j  Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k  Rounds to less than 0.01%.

Global Discovery Fund
Financial Highlights
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,
Class R6		2018	2017	2016	2015	2014
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$26.85	$32.41	$31.13	$29.35	$33.33	$33.73
Income from investment operations: [a]
Net investment income[b]	0.42	0.62	0.75[c]	0.61[d]	0.55	0.85[e]
Net realized and unrealized gains (losses)	3.63	(4.13)	2.34	3.19	(1.69)	1.00
Total from investment operations	4.05	(3.51)	3.09	3.80	(1.14)	1.85
Less distributions from:
Net investment income	—	(0.68)	(0.85)	(0.73)	(0.60)	(0.87)
Net realized gains	—	(1.37)	(0.96)	(1.29)	(2.24)	(1.38)
Total distributions	—	(2.05)	(1.81)	(2.02)	(2.84)	(2.25)
Net asset value, end of period	$30.90	$26.85	$32.41	$31.13	$29.35	$33.33
Total return[f]	15.08%	(10.67)%	9.98%	13.02%	(3.23)%	5.46%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.89%	0.88%	0.84%	0.85%	0.84%	0.85%
Expenses net of waiver and payments by affiliates[h,i]	0.88%	0.87%	0.84%	0.85%[j]	0.84%[j]	0.85%
Expenses incurred in connection with securities sold short	0.01%	—%[k]	—%	0.01%	0.02%	0.03%
Net investment income	2.84%	1.92%	2.42%[c]	2.41%[d]	1.71%	2.52%[e]
Supplemental data
Net assets, end of period (000’s)	$1,392,409	$1,418,812	$2,221,338	$528,617	$229,765	$137,922
Portfolio turnover rate	6.36%	14.70%	17.50%	17.01%	21.79%	23.66%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.

d  Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
e  Net investment income per share includes approximately $0.34 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
f  Total return is not annualized for periods less than one year.
g  Ratios are annualized for periods less than one year.
h  Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
i  Benefit of expense reduction rounds to less than 0.01%.
j  Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k  Rounds to less than 0.01%.

Global Discovery Fund
Financial Highlights
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,
Class Z		2018	2017	2016	2015	2014
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$26.86	$32.42	$31.12	$29.35	$33.32	$33.73
Income from investment operations:[a]
Net investment income[b]	0.40	0.58	0.76[c]	0.67[d]	0.53	0.82[e]
Net realized and unrealized gains (losses)	3.64	(4.13)	2.29	3.08	(1.71)	0.97
Total from investment operations	4.04	(3.55)	3.05	3.75	(1.18)	1.79
Less distributions from:
Net investment income	—	(0.64)	(0.79)	(0.69)	(0.55)	(0.82)
Net realized gains	—	(1.37)	(0.96)	(1.29)	(2.24)	(1.38)
Total distributions	—	(2.01)	(1.75)	(1.98)	(2.79)	(2.20)
Net asset value, end of period	$30.90	$26.86	$32.42	$31.12	$29.35	$33.32
Total return[f]	15.04%	(10.78)%	9.84%	12.86%	(3.36)%	5.33%
Ratios to average net assets[g]
Expenses[h,i]	0.99%[j]	0.97%[j]	0.96%	0.99%[j]	0.99%[j]	0.99%
Expenses incurred in connection with securities sold short	0.01%	—%[k]	—%	0.01%	0.02%	0.03%
Net investment income	2.73%	1.82%	2.30%[c]	2.27%[d]	1.56%	2.38%[e]
Supplemental data
Net assets, end of period (000’s)	$ 5,287,537	$5,114,274	$7,175,981	$8,354,865	$9,132,752	$10,375,518
Portfolio turnover rate	6.36%	14.70%	17.50%	17.01%	21.79%	23.66%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.

d  Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.94%.
e  Net investment income per share includes approximately $0.34 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.40%.
f  Total return is not annualized for periods less than one year.
g  Ratios are annualized for periods less than one year.
h  Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
i  Benefit of expense reduction rounds to less than 0.01%.
j  Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k  Rounds to less than 0.01%.

Exhibit C
PRINCIPAL HOLDERS OF SECURITIES
Fund Name/Class	Name and Address	Share Amount	Percentage of Class (%)
International Fund
Class A Shares	Edward Jones & Co* For The Benefit Of Customers (“FBOC”) 12555 Manchester Road Saint Louis, MO 63131-3710	664,877.04	20.04%
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	360,866.51	10.87%
	American Enterprise Investment Svc.* FBOC 707 2nd Ave S Minneapolis, MN 55402-2405	300,961.88	9.07%
	WFCS LLC* FBOC 2801 Market Street St Louis, MO 63103-2523	233,064.80	7.02%
	National Financial Services LLC* FBOC 499 Washington Blvd Jersey City, NJ 07310-1995	230,109.39	6.93%
Class C Shares	Pershing LLC* 1 Pershing Plaza Jersey City NJ 07399-0001	116,070.33	13.48%
	National Financial Services LLC* FBOC 499 Washington Blvd Jersey City, NJ 07310-1995	100,219.48	11.64%
	American Enterprise Investment Svc.* FBOC 707 2nd Ave S Minneapolis, MN 55402-2405	60,719.32	7.05%
	Morgan Stanley Smith Barney LLC* FBOC 1 New York Plaza Fl 12 New York, NY 10004-1901	51,958.29	6.03%
	WFCS LLC* FBOC 2801 Market Street St Louis, MO 63103-2523	47,249.41	5.49%
Class R Shares	Massachusetts Mutual Life Insurance Co. 1295 State Street Springfield, MA 01111-0001	34,267.24	31.36%
	The Hartford One Hartford Plaza Hartford, CT 06155	22,078.57	20.20%
	PAi Trust Company Inc. Hanover Specialties 401 K P S Plan 1300 Enterprise Drive De Pere, WI 54115-0000	10,397.37	9.51%
	Matrix Trust Company* FBOC 717 17th Street Suite 1300 Denver, CO 80202	7,824.89	7.16%

Fund Name/Class	Name and Address	Share Amount	Percentage of Class (%)
Class R6 Shares	Edward Jones & Co.* FBOC 12555 Manchester Rd Saint Louis, MO 63131-3710	201,323.83	49.98%
	Saxon Co. FBOC PO Box 94597 Cleveland, OH 44101-4597	53,080.16	13.18%
	Massachusetts Mutual Life Ins. Co. 1295 State St Springfield, MA 01111-0001	48,335.76	12.00%
	Reliance Trust Co. Cust.* FBOC PO Box 28004 Atlanta, GA 30358-0004	23,678.93	5.88%
Class Z Shares	National Financial Services LLC* FBOC 499 Washington Blvd Jersey City, NJ 07310-1995	827,756.48	24.02%
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	691,947.50	20.08%
	LPL Financial* FBOC 4707 Executive Drive San Diego, CA 92121-3091	430,367.50	12.49%
	American Enterprise Investment Svc.* FBOC 707 2nd Ave S Minneapolis, MN 55402-2405	373,190.73	10.83%

Global Discovery Fund
Class A Shares	Edward Jones & Co.* FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	85,309,938.69	34.42%
	Pershing LLC* 1 Pershing Plaza Jersey City NJ 07399-0001	19,210,284.30	7.75%
	National Financial Services LLC* FBOC 499 Washington Blvd Jersey City, NJ 07310-1995	16,080,358.24	6.49%
Class C Shares	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	3,622,354.88	11.79%

	Edward Jones & Co.* FBOC 12555 Manchester Road Saint Louis, MO 63131-3710	2,513,879.20	8.18%
	WFCS LLC* FBOC 2801 Market Street St Louis, MO 63103-2523	2,356,109.55	7.67%
	National Financial Services LLC* FBOC 499 Washington Blvd Jersey City, NJ 07310-1995	2,281,348.97	7.42%
	LPL Financial* FBOC 4707 Executive Drive San Diego, CA 92121-3091	1,992,396.81	6.48%
Class R Shares	Hartford Life Insurance Co. Separate Account PO Box 2999 Hartford, CT 06104-2999	2,028,113.08	23.17%
	State Street Bank And Trust As Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St, Fl 1 Boston, MA 02111-2901	1,622,852.88	18.54%
	Voya Retirement Insurance and Annuity Co F130 Separate Account 1 Orange Way B3N Windsor, CT 06095-4773	725,837.97	8.29%
Class R6 Shares	Edward Jones & Co.* FBOC 12555 Manchester Rd Saint Louis, MO 63131-3710	33,022,186.00	77.88%
	Merrill Lynch Pierce Fenner & Smith* FBOC 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	3,930,285.07	9.27%
Class Z Shares	National Financial Services LLC* FBOC 499 Washington Blvd Jersey City, NJ 07310-1995	16,189,382.27	9.89%
	Charles Schwab & Co. Inc.* 211 Main St San Francisco, CA 94105-1905	13,268,232.31	8.10%
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	9,676,544.73	5.91%

* For the benefit of its customer(s).

Franklin Mutual Series Funds Prospectus dated May 1, 2019

The prospectus of the Funds dated May 1, 2019 is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record of the International Fund and is incorporated by reference from the electronic filing on Form N-1A made by the Funds on April 26, 2019 under Accession No. 0001379491-19-002023.

FRANKLIN TEMPLETON

PROXY CARD

FRANKLIN MUTUAL INTERNATIONAL FUND

SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. **PLEASE TAKE THE TIME TO READ THE PROSPECTUS/PROXY STATEMENT AND CAST YOUR PROXY VOTE TODAY!**

PROXY VOTING OPTIONS

1. **MAIL** your signed and voted proxy back in the postage paid envelope provided
2. **ONLINE** at **proxyonline.com/ft** using your proxy *voting number* found below
3. **PHONE** dial toll-free **(888) 227-9349** to reach an automated touchtone voting line
4. **LIVE** with a live operator when you call toll-free **(800) 431-9645** Monday through Friday 9 a.m. to 10 p.m. Eastern time

CONTROL NUMBER **12345678910**

The undersigned hereby revokes all previous proxies for his/her shares of the Franklin Mutual International Fund (the "International Fund") and appoints Craig S. Tyle, Alison Baur, Steven J. Gray, Lori A. Weber and Navid J. Tofigh, and each of them, proxies of the undersigned with full power of substitution to vote all shares of the International Fund that the undersigned is entitled to vote at the International Fund's Special Meeting of Shareholders ("Meeting") to be held at One Franklin Parkway, San Mateo, California 94403-1906 at 1:00 p.m., Pacific time on November 22, 2019, including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited on behalf of the Board of Trustees of the Franklin Mutual Series Funds, on behalf of the International Fund. The Board unanimously recommends that you vote "FOR" the proposal. The proxy will be voted as specified by the undersigned. **If no specification is made, this proxy shall be voted FOR the proposal to approve a plan of reorganization involving the reorganization of the International Fund with and into the Franklin Mutual Global Discovery Fund, also a series of the Franklin Mutual Series Funds.** If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

Please refer to the Prospectus/Proxy Statement for a discussion of the Proposal.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON November 22, 2019. The Prospectus/Proxy Statement is also available at https://www.proxyonline.com/docs/MutualInternationalFund.

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

4157992 v. 2

FRANKLIN MUTUAL INTERNATIONAL FUND

PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign exactly as your name(s) appear(s) on the proxy card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title.

SIGNATURE (AND TITLE IF APPLICABLE) DATE

SIGNATURE (IF HELD JOINTLY) DATE

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE FOLLOWING:

A. PROPOSAL

	FOR	AGAINST	ABSTAIN
1. To approve a plan of reorganization on behalf of the Franklin Mutual International Fund, a series of Franklin Mutual Series Funds, and Franklin Mutual Global Discovery Fund, a series of Franklin Mutual Series Funds.	O	O	O

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN THE TRUST. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

PART B

STATEMENT OF ADDITIONAL INFORMATION
FOR
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
(a series of Franklin Mutual Series Funds)

Dated September 24, 2019

Acquisition of Substantially All of the Assets of:

FRANKLIN MUTUAL INTERNATIONAL FUND
(a series of Franklin Mutual Series Funds)

by and in Exchange for Shares of

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
(a series of Franklin Mutual Series Funds)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of the Franklin Mutual International Fund (the “International Fund”) by and in exchange for Class A, Class C, Class R, Class R6 and Class Z shares of the Franklin Mutual Global Discovery Fund (the “Global Discovery Fund,” and together with the International Fund, the “Funds”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, is attached hereto and, except as noted below, is incorporated by reference herein (is legally considered to be part of this SAI):

1.	Statement of Additional Information of the Funds dated May 1, 2019, as supplemented to date (previously filed on EDGAR, Accession No. (0001379491-19-002023)).
2.
Annual Report of the Funds for the fiscal year ended December 31, 2018 (previously filed on EDGAR, Accession No. (0001193125-19-062502)).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

3.
Semi-Annual Report of the Funds for the semi-annual period ended June 30, 2019 (previously filed on EDGAR, Accession No. (0001193125-19-241131)).  Only the financial statements included in the Semi-Annual Report are incorporated herein by reference, and no other parts of the Semi-Annual Report are incorporated herein by reference.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated September 24, 2019 (the “Prospectus/Proxy Statement”)

relating to the above-referenced transaction and the Special Meeting of Shareholders of the International Fund that will be held on November 22, 2019.  You can request a copy of the Prospectus/Proxy Statement by calling (800) DIAL BEN®/(800) 342-5236) or by writing to Franklin Templeton Investments at P.O. Box 997151, Sacramento, California 95899-7151.

Pro Forma Financial Information
Pro forma financial information has not been prepared for the reorganization of the International Fund into the Global Discovery because the net asset value of the International Fund ($119.6 million) does not exceed ten percent of the net asset value of the Global Discovery Fund ($14.8 billion), as measured on August 31, 2019.

Accounting Survivor

The Global Discovery Fund will be the accounting and performance survivor following the reorganization.

PART C
OTHER INFORMATION

Item 15.  Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.  The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 11(a), 12(a), 14(a) and 16(a):

(1)	Copies of the charter of the Registrant as now in effect;

(a)	Amended and Restated Agreement and Declaration of Trust dated May 17, 2018
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2019

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	By-Laws of Franklin Mutual Series Funds effective as of October 18, 2006
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 28, 2008

(b)	Amendment effective February 1, 2018 to the By-Laws of Franklin Mutual Series Funds dated October 23, 2017
Filing: Post-Effective Amendment No. 59 to Registration
Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2018

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Agreement and Plan of Reorganization of Franklin Mutual Series, on behalf of Franklin Mutual Global Discovery Fund and Franklin Mutual International Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)	Agreement and Declaration of Trust
(1) Article III, Shares
(2) Article V, Shareholders’ Voting Powers and Meetings
(3) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(4) Articles VIII, Certain Transactions – Section 4
(5) Articles X, Miscellaneous – Section 4

(b)	By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3, 4, 6, 7
(d) Articles VIII, Amendment – Section 1

(c)	Part B: Statement of Additional Information – Item 22

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)	Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Beacon Fund and Franklin Mutual Advisers, LLC.
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(b)
Amended and Restated Investment Management Agreement dated as of July 1, 2014, and amended as of July 1, 2015 between the Registrant on behalf of the Mutual Global Discovery Fund and Franklin Mutual Advisers, LLC.

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2016

(c)	Amended and Restated Investment Management Agreement dated as of July 1, 2014 between the Registrant on behalf of the Mutual European Fund and Franklin Mutual Advisers, LLC
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(d)	Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Financial Services Fund and Franklin Mutual Advisers, LLC
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(e)	Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Quest Fund and Franklin Mutual Advisers, LLC
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(f)	Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Shares Fund and Franklin Mutual Advisers, LLC
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(g)	Amended and Restated Investment Management Agreement dated as of July 1, 2014 between the Registrant on behalf of the Mutual International Fund and Franklin Mutual Advisers, LLC
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Distribution Agreement dated January 1, 2011, between Registrant and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 28, 2011

(b)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010
Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 28, 2011

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: December 24, 1998

(b)	Amendment dated May 7, 1997, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

File No. 033-18516
Filing Date: December 24, 1998

(c)	Amendment dated February 27, 1998, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: December 24, 1998

(d)	Amendment dated June 1, 2018 to Exhibit A of the Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2019

(e)	Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: December 20, 2001

(f)	Amendment dated June 1, 2018, to Schedule 1 of the Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2019

(g)	Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: December 20, 2001

(h)	Amendment dated January 27, 2017, to Schedule 1 of the Foreign Custody Manager Agreement
Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2017

(i)	Amendment dated November 19, 2014, to Schedule 2 of the Foreign Custody Manager Agreement

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(j)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2012

(k)	Amendment dated June 1, 2018, to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon made as of February 16, 1996
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2019

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)	Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf on Mutual Beacon Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: June 14, 2010

(b)
Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Global Discovery Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: June 14, 2010

(c)	Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual European Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: June 14, 2010

(d)	Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Financial Services Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
Filing No. 033-18516
Filing Date: June 14, 2010

(e)	Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Quest Fund and Franklin/Templeton Distributors, In.
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No 033-18516
Filing Date: June 14, 2010

(f)	Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Shares Fund and Franklin/Templeton Distributors, In.
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No 033-18516
Filing Date: June 14, 2010

(g)	Class A Distribution Plan dated May 1, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual International Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No 033-18516
Filing Date: April 28, 2009

(h)
Amended and Restated Class C Distribution Plan dated July 14, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Beacon Fund, Mutual Global Discovery Fund, Mutual European Fund, Mutual Financial Services fund, Mutual International Fund, Mutual Quest Fund, and Mutual Shares Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No 033-18516
Filing Date: June 14, 2010

(i)
Amended and Restated Class R Distribution Plan dated July 14, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Global Discovery Fund, Mutual International Fund, Mutual Quest Fund and Mutual Shares Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A
File No 033-18516

Filing Date: October 28, 2009

(j)
Amended and Restated Class R Distribution Plan dated October 30, 2009 pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Beacon Fund and Mutual European Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A
File No 033-18516
Filing Date: October 28, 2009

(k)	Amended and Restated Multiple Class Plan on behalf of Mutual Beacon Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 29, 2013

(l)	Amended and Restated Multiple Class Plan on behalf of Mutual Global Discovery Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 29, 2013

(m)	Amended and Restated Multiple Class Plan on behalf of Mutual European Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 29, 2013

(n)	Amended and Restated Multiple Class Plan on behalf of Mutual Financial Services Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 29, 2013

(o)	Amended and Restated Multiple Class Plan on behalf of Mutual Shares Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 29, 2013

(p)	Amended and Restated Multiple Class Plan on behalf of Mutual International Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-18516

Filing Date: April 29, 2013

(q)	Amended and Restated Multiple Class Plan on behalf of Mutual Quest Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 29, 2013

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Legal Opinion dated August 16, 2019
Filing:  Previously filed on Form N-14 of Registrant
File No. 333-233335
Filing Date: August 16, 2019

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	To be filed by amendment

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Amended and Restated Fund Administration Agreement dated May 21, 2012, between the Registrant, on behalf of Mutual Beacon Fund, Mutual Global Discovery Fund, Mutual European Fund, Mutual Financial Services Fund, Mutual Quest Fund, Mutual Shares Fund and Mutual International Fund, and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 28, 2014

(b)	Amended and Restated Transfer Agent and Shareholder Agreement dated November 1, 2017, between Registrant and Franklin Templeton Investor Services, LLC
Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2018

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm FILED HEREWITH AS EXHIBIT EX-99.14(a)

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney dated July 17, 2019
Filing:  Previously filed on Form N-14 of Registrant
File No. 333-233335
Filing Date: August 16, 2019

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics dated December 31, 2018
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2019

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement to be signed on its behalf of the registrant, in the City of San Mateo and the State of California, on the 23rd day of September, 2019.

FRANKLIN MUTUAL SERIES FUNDS
(Registrant)

BY: /s/ Steven J. Gray
Steven J. Gray
Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

PETER A. LANGERMAN*	Trustee and Chief Executive Officer-Investment Management
Peter A. Langerman	Dated: September 23, 2019

MATTHEW T. HINKLE*	Chief Executive Officer-Finance and Administration
Matthew T. Hinkle	Dated: September 23, 2019

ROBERT G. KUBILIS*	Chief Financial Officer and Chief Accounting Officer
Robert G. Kubilis	Dated: September 23, 2019

EDWARD I. ALTMAN*	Trustee
Edward I. Altman	Dated: September 23, 2019

ANN TORRE BATES*	Trustee
Ann Torre Bates	Dated: September 23, 2019

BURTON J. GREENWALD*	Trustee
Burton J. Greenwald	Dated: September 23, 2019

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: September 23, 2019

KEITH E. MITCHELL*	Trustee
Keith E. Mitchell	Dated: September 23, 2019

DAVID W. NIEMIEC*	Trustee
David W. Niemiec	Dated: September 23, 2019

CHARLES RUBENS II*	Trustee
Charles Rubens II	Dated: September 23, 2019

JAN HOPKINS TRACHTMAN*	Trustee
Jan Hopkins Trachtman	Dated: September 23, 2019

ROBERT E. WADE*	Trustee
Robert E. Wade	Dated: September 23, 2019

GREGORY H. WILLIAMS*	Trustee
Gregory H. Williams	Dated: September 23, 2019

*By:     /s/ Steven J. Gray
Steven J. Gray, Attorney-in-Fact
(Pursuant to Power of Attorney filed herewith)

FRANKLIN MUTUAL SERIES FUNDS
N-14 REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION
EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm